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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8370
McMorgan Funds
(Exact name of registrant as specified in charter)

One Bush Street, Suite 800, San Francisco, CA 94104

(Address of principal executive offices)	(Zip Code)
Teresa Matzelle, One Bush Street, Suite 800, San Francisco, CA 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-831-1994
Date of fiscal year end: October 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
The schedule of investments for the period ended September 30, 2007 is filed herewith.
BALANCE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)

		Shares	Value
Common Stocks 59.8%
Consumer Discretionary - 6.5%
American Eagle Outfitters, Inc.		1,460	$38,413
American Greetings Corp. Class A		252	6,653
AutoZone, Inc.	(a)	690	80,137
Barnes & Noble, Inc.		135	4,760
Best Buy Co., Inc.		4,234	194,849
Big Lots, Inc.	(a) (b)	1,482	44,223
Black & Decker Corp. (The)		895	74,554
Bob Evans Farms, Inc.		148	4,467
BorgWarner, Inc.		518	47,413
Brinker International, Inc.		696	19,098
Brunswick Corp.		721	16,482
Career Education Corp.	(a)	279	7,809
CBRL Group, Inc.		92	3,754
CBS Corp. Class B		5,315	167,423
Centex Corp.	(b)	1,244	33,053
Clear Channel Communications, Inc.		767	28,716
DIRECTV Group, Inc. (The)	(a)	10,094	245,082
Dollar Tree Stores, Inc.	(a)	1,128	45,729
Dow Jones & Co., Inc.	(b)	234	13,970
DR Horton, Inc.		940	12,041
Eastman Kodak Co.	(b)	1,332	35,644
Expedia, Inc.	(a)	2,826	90,093
Family Dollar Stores, Inc.		1,239	32,908
Ford Motor Co.	(a) (b)	1,567	13,304
Gannett Co., Inc.		737	32,207
Gap, Inc. (The)		4,701	86,686
Harman International Industries, Inc.		108	9,344
Harrah’s Entertainment, Inc.		511	44,421
Hasbro, Inc.		2,053	57,238
Hilton Hotels Corp.		1,324	61,553
Home Depot, Inc. (The)		2,757	89,437
IAC/InterActiveCorp.	(a)	2,915	86,488
Johnson Controls, Inc.		751	88,701
KB Home	(b)	1,053	26,388
Kohl’s Corp.	(a)	271	15,536
Leggett & Platt, Inc.		756	14,485
Lennar Corp. Class A	(b)	1,893	42,876
Lowe’s Cos., Inc.		2,802	78,512
Macy’s, Inc.		3,656	118,162
Mattel, Inc.		1,826	42,838
McGraw-Hill Cos., Inc. (The)	(b)	3,177	161,741
Mohawk Industries, Inc.	(a)	245	19,919
Newell Rubbermaid, Inc.		2,907	83,780
NIKE, Inc. Class B		2,777	162,899
Nordstrom, Inc.		200	9,378
NVR, Inc.	(a)	53	24,923
Omnicom Group, Inc.		4,406	211,885

			Shares	Value
	Polo Ralph Lauren Corp.	(b)	829	64,455
	RadioShack Corp.	(b)	1,852	38,262
	Regis Corp.		80	2,553
	Ross Stores, Inc.		122	3,128
	Ruby Tuesday, Inc.		4	73
	Sherwin-Williams Co. (The)		1,361	89,431
	Sotheby’s Holdings, Inc. Class A		182	8,698
	TJX Cos., Inc. (The)		5,242	152,385
	Tribune Co.		725	19,807
	Viacom, Inc. Class B	(a)	8,407	327,621
	Walt Disney Co. (The)		12,467	428,740
	Wendy’s International, Inc.		1,277	44,580

				4,009,705

	Consumer Staples - 3.8%
	Alberto-Culver Co.		203	5,032
	Altria Group, Inc.		6,393	444,505
	Clorox Co. (The)		447	27,263
	Coca-Cola Co. (The)		1,179	67,757
	Coca-Cola Enterprises, Inc.		4,127	99,956
	Dean Foods Co.		915	23,406
	Energizer Holdings, Inc.	(a)	159	17,625
	Estee Lauder Cos., Inc. (The) Class A		370	15,710
	General Mills, Inc.		4,517	262,031
	J.M. Smucker Co. (The)		289	15,438
	Kellogg Co. (The)		220	12,320
	Kimberly-Clark Corp.		2,536	178,179
	Kroger Co. (The)		817	23,301
	Pepsi Bottling Group, Inc. (The)		1,495	55,569
	PepsiCo, Inc.		1,006	73,700
	Procter & Gamble Co. (The)		12,122	852,661
	Safeway, Inc.		1,704	56,419
	Tyson Foods, Inc. Class A		2,784	49,694
	Wal-Mart Stores, Inc.		1,295	56,527

				2,337,093

	Energy - 8.1%
	Cameron International Corp.	(a)	419	38,670
	Chesapeake Energy Corp.	(b)	2,033	71,684
	Chevron Corp.		5,823	544,916
	Cimarex Energy Co.		561	20,897
	ConocoPhillips		7,340	644,232
	Devon Energy Corp.		2,046	170,227
	ENSCO International, Inc.		2,061	115,622
&	ExxonMobil Corp.		15,594	1,443,390
	Frontier Oil Corp.		616	25,650
	Grant Prideco, Inc.	(a)	41	2,235
	Halliburton Co.		9,334	358,426
	Helmerich & Payne, Inc.		553	18,155
	Marathon Oil Corp.		2,741	156,292
	Nabors Industries, Ltd.	(a)	77	2,369
	National Oilwell Varco, Inc.	(a)	1,886	272,527
	Noble Energy, Inc.		1,327	92,943
	Occidental Petroleum Corp.		4,290	274,903
	Overseas Shipholding Group, Inc.		10	768
	Patterson-UTI Energy, Inc.		1,564	35,299
	Pogo Producing Co.		84	4,461
	Pride International, Inc.	(a)	890	32,530
	Schlumberger, Ltd.		970	101,850

			Shares	Value
	Sunoco, Inc.		212	15,005
	Tidewater, Inc.		570	35,819
	Transocean, Inc.	(a)	1,842	208,238
	Valero Energy Corp.		4,858	326,360

				5,013,468

	Financials - 12.5%
	A.G. Edwards, Inc.		342	28,643
	ACE, Ltd.		4,460	270,142
	AFLAC, Inc.		4,023	229,472
	Allstate Corp. (The)		5,939	339,651
	American Express Co.		3,211	190,637
	American Financial Group, Inc.		242	6,895
	American International Group, Inc.		3,493	236,301
	Ameriprise Financial, Inc.		3,218	203,088
	AON Corp.		4,011	179,733
	Archstone-Smith Trust (REIT)	(b) (c)	72	4,330
	Assurant, Inc.		1,384	74,044
	Bank of America Corp.		7,875	395,876
	Bank of New York Mellon Corp. (The)		8,643	381,502
	Capital One Financial Corp.	(b)	4,214	279,936
	Charles Schwab Corp. (The)		12,756	275,530
&	Citigroup, Inc.		18,750	875,063
	City National Corp.		182	12,651
	Comerica, Inc.		138	7,077
	Cullen/Frost Bankers, Inc.		52	2,606
	Discover Financial Services	(a)	5,925	123,240
	Fidelity National Financial, Inc. Class A		425	7,429
	First American Corp.		264	9,668
	Genworth Financial, Inc. Class A		2,322	71,355
	Goldman Sachs Group, Inc. (The)		446	96,666
	Hartford Financial Services Group, Inc. (The)		3,160	292,458
	HCC Insurance Holdings, Inc.		1,034	29,614
	Horace Mann Educators Corp.		35	690
	Janus Capital Group, Inc.		1,246	35,237
	Jones Lang Lasalle, Inc.		103	10,584
	JPMorgan Chase & Co.		10,626	486,883
	Lehman Brothers Holdings, Inc.		115	7,099
	Lincoln National Corp.		2,865	189,004
	Merrill Lynch & Co., Inc.		5,341	380,706
	MetLife, Inc.		564	39,328
	Morgan Stanley		5,972	376,236
	National City Corp.		2,850	71,507
	Northern Trust Corp.		1,602	106,165
	Old Republic International Corp.		1,729	32,401
	PNC Financial Services Group, Inc. (The)		1,417	96,498
	Principal Financial Group, Inc.		3,063	193,245
	Prudential Financial, Inc.		3,485	340,066
	SLM Corp.		357	17,732
	Torchmark Corp.		85	5,297
	Travelers Cos., Inc. (The)		4,218	212,334
	W.R. Berkley Corp.		1,685	49,927
	Wachovia Corp.		470	23,571
	Wells Fargo & Co.		6,474	230,604
	XL Capital, Ltd. Class A	(b)	2,521	199,663

				7,728,384

	Health Care - 6.5%
	Advanced Medical Optics, Inc.	(a) (b)	163	4,986

			Shares	Value
	Aetna, Inc.		6,282	340,924
	AmerisourceBergen Corp.		2,634	119,399
	Baxter International, Inc.		4,056	228,272
	Biogen Idec, Inc.	(a)	932	61,820
	Boston Scientific Corp.	(a)	979	13,657
	Cardinal Health, Inc.		2,035	127,249
	Cephalon, Inc.	(a)	184	13,443
	Cigna Corp.		1,253	66,772
	Coventry Health Care, Inc.	(a) (b)	2,139	133,067
	Covidien, Ltd.	(a)	3,037	126,036
	DENTSPLY International, Inc.		394	16,406
	Edwards Lifesciences Corp.	(a)	590	29,093
	Endo Pharmaceutical Holdings, Inc.	(a)	1,819	56,407
	Forest Laboratories, Inc.	(a)	1,866	69,583
	Health Net, Inc.	(a)	762	41,186
	Henry Schein, Inc.	(a)	112	6,814
	Humana, Inc.	(a)	2,296	160,444
	Invitrogen Corp.	(a)	407	33,264
	Johnson & Johnson		6,112	401,558
	King Pharmaceuticals, Inc.	(a)	3,357	39,344
	McKesson Corp.		4,319	253,914
	Medco Health Solutions, Inc.	(a)	2,609	235,828
	Medtronic, Inc.		2,604	146,892
	Merck & Co., Inc.		816	42,179
	Pfizer, Inc.		28,726	701,776
	Schering-Plough Corp.		1,143	36,153
	UnitedHealth Group, Inc.		7,884	381,822
	Watson Pharmaceuticals, Inc.	(a)	1,492	48,341
	WellCare Health Plans, Inc.	(a)	366	38,587
	Wellpoint, Inc.	(a)	587	46,326

				4,021,542

	Industrials - 6.9%
	AGCO Corp.	(a)	900	45,693
	Allied Waste Industries, Inc.	(a)	1,821	23,218
	Avis Budget Group, Inc.	(a)	386	8,836
	Boeing Co. (The)		3,064	321,689
	Caterpillar, Inc.		4,910	385,091
	ChoicePoint, Inc.	(a)	839	31,815
	Con-way, Inc.		192	8,832
	CSX Corp.		2,272	97,083
	Cummins, Inc.		667	85,303
	Dun & Bradstreet Corp.		402	39,641
	Equifax, Inc.		109	4,155
	FedEx Corp.		1,492	156,287
	Fluor Corp.		1,507	216,978
&	General Electric Co.		22,097	914,816
	HNI Corp.	(b)	76	2,736
	Honeywell International, Inc.		6,473	384,949
	ITT Corp.		706	47,959
	Joy Global, Inc.		279	14,190
	KBR, Inc.	(a)	668	25,898
	L-3 Communications Holdings, Inc.		447	45,657
	Lockheed Martin Corp.		3,415	370,493
	Manpower, Inc.		121	7,786
	Masco Corp.		4,069	94,279
	Norfolk Southern Corp.		1,360	70,598
	Northrop Grumman Corp.		287	22,386
	Paccar, Inc.		201	17,135

			Shares	Value
	Precision Castparts Corp.		113	16,722
	Quanta Services, Inc.	(a) (b)	623	16,478
	Raytheon Co.		4,103	261,853
	Robert Half International, Inc.		420	12,541
	Rockwell Automation, Inc.		1,106	76,878
	Ryder System, Inc.		511	25,039
	Southwest Airlines Co.		3,764	55,707
	Teleflex, Inc.		388	30,233
	Thomas & Betts Corp.	(a)	428	25,098
	Tyco International, Ltd.		5,738	254,423
	Union Pacific Corp.		356	40,249
	W.W. Grainger, Inc.		62	5,654
	Waste Management, Inc.		1,160	43,778

				4,308,156

	Information Technology - 9.8%
	Affiliated Computer Services, Inc. Class A	(a)	554	27,833
	Agilent Technologies, Inc.	(a)	680	25,078
	Analog Devices, Inc.		1,939	70,114
	Apple, Inc.	(a)	828	127,131
	Applied Materials, Inc.		15,416	319,111
	Arrow Electronics, Inc.	(a)	660	28,063
	Atmel Corp.	(a)	228	1,176
	Autodesk, Inc.	(a)	309	15,441
	Avaya, Inc.	(a)	768	13,025
	Avnet, Inc.	(a)	1,356	54,050
	BMC Software, Inc.	(a)	2,584	80,698
	CA, Inc.		1,931	49,665
	Cisco Systems, Inc.	(a)	11,638	385,334
	Computer Sciences Corp.	(a)	2,536	141,762
	Compuware Corp.	(a)	2,519	20,202
	Convergys Corp.	(a)	1,862	32,324
	CSG Systems International, Inc.	(a)	100	2,125
	DST Systems, Inc.	(a) (b)	401	34,410
	eBay, Inc.	(a)	4,846	189,091
	Electronic Data Systems Corp.		6,990	152,662
	EMC Corp., Massachusetts	(a)	17,598	366,038
	Google, Inc. Class A	(a) (b)	167	94,734
	Hewlett-Packard Co.		11,772	586,128
	Intel Corp.		7,019	181,511
	International Business Machines Corp.		5,641	664,510
	Intuit, Inc.	(a)	301	9,120
	Juniper Networks, Inc.	(a)	4,025	147,355
	Lam Research Corp.	(a)	1,335	71,102
	Lexmark International, Inc.	(a)	1,284	53,325
	MEMC Electronic Materials, Inc.	(a)	225	13,244
	Micron Technology, Inc.	(a)	2,450	27,195
&	Microsoft Corp.		31,224	919,859
	Motorola, Inc.		3,620	67,079
	National Semiconductor Corp.		3,041	82,472
	Network Appliance, Inc.	(a)	4,844	130,352
	Novell, Inc.	(a)	4,798	36,657
	Novellus Systems, Inc.	(a) (b)	1,727	47,078
	NVIDIA Corp.	(a)	935	33,884
	QLogic Corp.	(a)	503	6,765
	QUALCOMM, Inc.		2,413	101,973
	Sybase, Inc.	(a)	389	8,998
	Symantec Corp.	(a) (b)	12,325	238,859
	Synopsys, Inc.	(a)	1,581	42,813

		Shares	Value
Tellabs, Inc.	(a)	832	7,921
Teradyne, Inc.	(a)	2,584	35,659
Tyco Electronics, Ltd.	(a)	3,894	137,964
ValueClick, Inc.	(a)	10	225
Western Digital Corp.	(a)	2,227	56,388
Western Union Co. (The)		389	8,157
Xerox Corp.	(a)	7,128	123,600

			6,070,260

Materials - 1.7%
Abitibi-Consolidated, Inc.	(a)	2,877	5,035
Albemarle Corp.		556	24,575
Ashland, Inc.		816	49,131
Ball Corp.		332	17,845
Bemis Co.		92	2,678
Cabot Corp.		491	17,445
Carpenter Technology Corp.		20	2,600
Dow Chemical Co. (The)		1,894	81,556
Freeport-McMoran Copper & Gold, Inc. Class B		3,781	396,589
Lubrizol Corp. (The)		697	45,347
Lyondell Chemical Co.		1,531	70,962
Nucor Corp.		1,397	83,080
Packaging Corp. of America		206	5,988
Pactiv Corp.	(a)	1,700	48,722
Sonoco Products Co.		478	14,426
Steel Dynamics, Inc.		265	12,376
Temple-Inland, Inc.		464	24,420
United States Steel Corp.		1,277	135,285

			1,038,060

Telecommunication Services - 2.5%
Alltel Corp.		730	50,866
AT&T, Inc.		10,668	451,363
CenturyTel, Inc.		871	40,258
Cincinnati Bell, Inc.	(a)	447	2,208
Citizens Communications Co.		1,581	22,640
Embarq Corp.		698	38,809
Qwest Communications International, Inc.	(a)	4,535	41,541
Sprint Nextel Corp.		12,510	237,690
Telephone & Data Systems, Inc.		1,303	86,975
Verizon Communications, Inc.		13,409	593,751

			1,566,101

Utilities - 1.5%
AES Corp. (The)	(a)	9,040	181,162
AGL Resources, Inc.		248	9,826
Edison International		4,445	246,475
Entergy Corp.		1,220	132,114
MDU Resources Group, Inc.		158	4,399
NiSource, Inc.		1,311	25,093
Northeast Utilities		80	2,286
ONEOK, Inc.		909	43,087
Public Service Enterprise Group, Inc.		1,575	138,584
Sempra Energy		1,205	70,035
TXU Corp.		1,242	85,040

			938,101

Total Common Stocks (Cost $34,315,623)			37,030,871

	Principal
	Amount	Value
Fixed Income Securities 39.0%
Corporate Bonds 14.2%
Consumer Discretionary - 1.4%
AT&T Broadband Corp. 9.455%, due 11/15/22	$45,000	57,226
Cox Communications, Inc. 7.125%, due 10/1/12	125,000	132,478
CVS Caremark Corp. 5.75%, due 6/1/17	145,000	141,527
Johnson Controls, Inc. 5.25%, due 1/15/11	165,000	165,076
News America, Inc. 5.30%, due 12/15/14	125,000	121,608
Target Corp. 5.875%, due 3/1/12	85,000	87,033
Tele-Communications, Inc. 9.80%, due 2/1/12	145,000	167,830

		872,778

Consumer Staples - 0.8%
Diageo Finance B.V. 5.30%, due 10/28/15	130,000	126,069
Kraft Foods, Inc. 4.00%, due 10/1/08	195,000	192,721
Safeway, Inc. 6.50%, due 3/1/11	160,000	167,389

		486,179

Energy - 2.4%
ConocoPhillips 8.75%, due 5/25/10	395,000	430,465
Devon Financing Corp. 6.875%, due 9/30/11	85,000	89,853
Devon OEI Operating, Inc. 7.25%, due 10/1/11	85,000	90,645
Dominion Resources, Inc. 5.15%, due 7/15/15	105,000	99,824
EnCana Holdings Finance Corp. 5.80%, due 5/1/14	115,000	115,624
Halliburton Co. 5.50%, due 10/15/10	155,000	156,800
Kinder Morgan Energy Partners, L.P. 6.95%, due 1/15/38	50,000	50,688
Marathon Oil Corp. 6.00%, due 10/1/17	120,000	120,174
ONEOK Partners, L.P. 6.85%, due 10/15/37	45,000	45,354
Valero Energy Corp. 6.625%, due 6/15/37	50,000	50,744
XTO Energy, Inc. 4.90%, due 2/1/14	110,000	104,393
6.25%, due 8/1/17	115,000	116,754

		1,471,318

	Principal
	Amount	Value
Financials - 6.9%
Archstone-Smith Trust 5.75%, due 3/15/16	75,000	74,022
Assurant, Inc. 5.625%, due 2/15/14	95,000	92,798
Bank of America Corp. 5.42%, due 3/15/17	85,000	82,644
5.75%, due 8/15/16	35,000	34,930
Capital One Financial Corp. 6.15%, due 9/1/16	85,000	82,918
Citigroup, Inc. 5.00%, due 9/15/14	285,000	274,717
Equifax, Inc. 7.00%, due 7/1/37	70,000	70,118
ERP Operating L.P. 5.75%, due 6/15/17	60,000	57,334
General Electric Capital Corp. 4.125%, due 9/1/09	210,000	207,052
HSBC Finance Corp. 6.75%, due 5/15/11	415,000	432,831
International Lease Finance Corp. 5.625%, due 9/20/13	170,000	168,551
5.75%, due 6/15/11	100,000	100,917
iStar Financial, Inc. 5.50%, due 6/15/12	115,000	107,344
5.95%, due 10/15/13	55,000	51,618
Jefferies Group, Inc. 7.75%, due 3/15/12	65,000	69,973
John Deere Capital Corp. 5.65%, due 7/25/11	195,000	198,602
JPMorgan Chase & Co. 5.125%, due 9/15/14	230,000	224,335
Kimco Realty Corp. 5.70%, due 5/1/17	75,000	72,499
Lehman Brothers Holdings, Inc. 6.50%, due 7/19/17	90,000	91,209
MBNA America Bank N.A. 7.125%, due 11/15/12	130,000	139,879
MetLife, Inc. 5.50%, due 6/15/14	155,000	155,618
Morgan Stanley 4.75%, due 4/1/14	130,000	122,112
National Rural Utilities Cooperative Finance Corp. 7.25%, due 3/1/12	195,000	208,059
ProLogis 5.50%, due 4/1/12	130,000	128,519
Prudential Financial, Inc. 4.50%, due 7/15/13	175,000	166,555
Realty Income Corp. 5.95%, due 9/15/16	90,000	87,687
Residential Capital LLC 7.375%, due 6/30/10	40,000	33,200
7.50%, due 6/1/12	70,000	56,700
7.50%, due 4/17/13	240,000	193,800
St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	120,000	123,137
Wachovia Bank N.A. 4.80%, due 11/1/14	220,000	209,432
Wells Fargo & Co. 4.75%, due 2/9/15	185,000	175,686

		4,294,796

	Principal
	Amount	Value
Health Care - 0.3%
Abbott Laboratories
5.875%, due 5/15/16	55,000	55,495
Wyeth 6.95%, due 3/15/11	135,000	141,487

		196,982

Industrials - 0.4%
Burlington North Santa Fe Corp. 5.65%, due 5/1/17	80,000	78,376
Northrop Grumman Corp. 7.125%, due 2/15/11	180,000	191,118

		269,494

Information Technology - 0.2%
Cisco Systems, Inc. 5.25%, due 2/22/11	105,000	105,977

Materials - 0.2%
BHP Billiton Finance USA, Ltd. 5.25%, due 12/15/15	115,000	111,852

Telecommunication Services - 0.8%
Sprint Capital Corp. 8.75%, due 3/15/32	145,000	166,277
Sprint Nextel Corp. 6.00%, due 12/1/16	50,000	48,026
Vodafone Group PLC 5.50%, due 6/15/11	270,000	270,718

		485,021

Utilities - 0.8%
Exelon Corp. 4.90%, due 6/15/15	115,000	107,085
MidAmerican Energy Holdings Co. 6.125%, due 4/1/36	70,000	67,955
Nisource Finance Corp. 6.40%, due 3/15/18	175,000	176,285
Progress Energy, Inc. 7.75%, due 3/1/31	35,000	40,324
Southern California Edison Co. 5.00%, due 1/15/14	125,000	121,519

		513,168

Total Corporate Bonds (Cost $8,934,356)		8,807,565

Foreign Corporate Bond 0.2%
Telecommunication Service - 0.2%
Telefonica Emisiones SAU 6.221%, due 7/3/17	110,000	111,124

Total Foreign Corporate Bond (Cost $110,000)		111,124

			Principal
			Amount	Value
	U.S. Government Securities 20.1%
	U.S. Government Agency Obligations 10.9%
	Federal National Mortgage Association - 8.4% 4.375%, due 3/15/13		175,000	172,446
&	5.00%, due 5/11/17		915,000	915,744
&	5.125%, due 4/15/11		2,140,000	2,185,368
&	5.50%, due 12/1/36		1,950,000	1,910,356
	5.625%, due 7/15/37		25,000	26,286

				5,210,200

	Federal National Mortgage Association (Mortgage Pass-Through Securities) - 2.5% 6.00%, due 1/1/37		374,963	375,587
	6.054%, due 10/1/36	(d)	249,058	252,119
	6.095%, due 10/1/36	(d)	143,761	145,528
	6.18%, due 9/1/36	(d)	322,629	327,229
	6.50%, due 9/1/33		410,688	420,967

				1,521,430

	Total U.S. Government Agency Obligations (Cost $6,624,359)			6,731,630

	U.S. Treasury Obligations 9.2%
	Resolution Funding Corp., Residual Funding Strip - 1.6%
&	6.87%, due 7/15/20		1,920,000	1,007,213

	United States Treasury Bonds - 1.4% 4.75%, due 2/15/37	(b)	605,000	596,634
	8.125%, due 12/1/05		215,000	280,054

				876,688

	United States Treasury Notes - 6.2%
&	3.50%, due 8/15/09	(b)	1,405,000	1,393,365
	4.25%, due 11/15/13		65,000	64,812
&	4.625%, due 7/31/12		2,340,000	2,380,767

				3,838,944

	Total U.S. Treasury Obligations (Cost $5,606,319)			5,722,845

	Total U.S. Government Securities (Cost $12,230,678)			12,454,475

	Collateralized Mortgage Obligations 4.5%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) - 0.0%	++
	Series 2113 Class QE 6.00%, due 11/15/27		15,154	15,212

	Financials - 4.5%
	Bear Stearns Commercial Mortgage Securities
	Series 2007-T26 Class A4 5.471%, due 1/12/45	(d)	500,000	495,024
	Series 2006-T22 Class A4 5.632%, due 4/12/38	(d)	175,000	176,184
	Commercial Mortgage Pass-Through Certificates
	Series 2006-C8 Class A2B 5.248%, due 12/10/46		275,000	274,896

		Principal
		Amount	Value
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 Class A5 5.224%, due 4/10/37	(d)	420,000	413,983
Series 2004-GG1 Class A7 5.317%, due 6/10/36	(d)	350,000	347,587
GS Mortgage Securities Corp.
Series 2004-GG2 Class A6 5.396%, due 8/10/38	(d)	250,000	248,842
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3 5.43%, due 2/15/40		825,000	814,022

			2,770,538

Total Collateralized Mortgage Obligations (Cost $2,836,619)			2,785,750

Total Fixed Income Securities (Cost $24,111,653)			24,158,914

		Shares
Short-Term Investments 5.0%
Investment Company - 0.4%
Reserve Primary Money Market Fund	(e)	268,541	268,541

Total Investment Company (Cost $268,541)			268,541

		Principal
		Amount
Repurchase Agreements - 3.0%
Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $407,835 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $410,148 and a Market Value of $415,822)	(e)	$407,653	407,653
Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $1,427,429 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $7,261,960 and a Market Value of $1,483,708)	(e)	1,426,787	1,426,787

Total Repurchase Agreements (Cost $1,834,440)			1,834,440

Time Deposits - 1.6%
Dexia Group 4.895%, due 10/2/07	(e)	407,653	407,653
Societe Generale North America, Inc. 5.12%, due 11/2/07	(e)	163,063	163,063
Swedbank AB 5.31%, due 10/1/07	(e)	407,653	407,653

Total Time Deposits
(Cost $978,369)			978,369

		Principal
		Amount	Value
U.S. Government Agency - 0.0%	++
Federal National Mortgage Association (Discount Note) 4.395%, due 1/3/08		20,000	19,770

Total U.S. Government Agency (Cost $19,741)			19,770

Total Short-Term Investments (Cost $3,101,091)			3,101,120

Total Investments (Cost $61,528,367)	(f)	103.8%	64,290,905

Liabilities in Excess of
Cash and Other Assets		(3.8)	(2,342,581)

Net Assets		100.0%	$61,948,324

&	Among the Fund’s 10 largest holdings, excluding short-term investments. May be subject to change daily.

++	Less than one-tenth of a percent.

(a)	Non-income producing security.

(b)	Represents a security, or a portion thereof, which is out on loan.

(c)	REIT — Real Estate Investment Trust.

(d)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2007.

(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Aggregate cost for federal income tax purposes is $61,787,369 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,898,528
Gross unrealized depreciation	(1,394,992)

Net unrealized appreciation	$2,503,536

EQUITY INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)

		Shares	Value
Common Stocks 99.3%
Consumer Discretionary - 10.5%
American Eagle Outfitters, Inc.		7,970	$209,691
American Greetings Corp. Class A		1,674	44,194
AutoZone, Inc.	(a)	3,876	450,159
Barnes & Noble, Inc.		793	27,961
Best Buy Co., Inc.		22,992	1,058,092
Big Lots, Inc.	(a) (b)	8,302	247,732
Black & Decker Corp. (The)		5,043	420,082
Bob Evans Farms, Inc.		959	28,943
BorgWarner, Inc.		3,089	282,736
Brinker International, Inc.		3,242	88,960
Brunswick Corp.		4,357	99,601
Career Education Corp.	(a)	1,692	47,359
CBRL Group, Inc.		575	23,460
CBS Corp. Class B		25,160	792,540
Centex Corp.	(b)	6,494	172,546
Clear Channel Communications, Inc.		2,892	108,276
DIRECTV Group, Inc. (The)	(a)	55,957	1,358,636
Dollar Tree Stores, Inc.	(a)	6,344	257,186
Dow Jones & Co., Inc.	(b)	1,234	73,670
DR Horton, Inc.		5,337	68,367
Eastman Kodak Co.	(b)	8,358	223,660
Expedia, Inc.	(a)	15,515	494,618
Family Dollar Stores, Inc.		7,194	191,073
GameStop Corp. Class A	(a)	1,842	103,797
Gannett Co., Inc.		5,134	224,356
Gap, Inc. (The)		26,305	485,064
Harman International Industries, Inc.		550	47,586
Harrah’s Entertainment, Inc.		2,877	250,098
Hasbro, Inc.		11,771	328,175
Hilton Hotels Corp.		7,384	343,282
Home Depot, Inc. (The)		16,375	531,205
IAC/InterActiveCorp.	(a)	16,465	488,517
John Wiley & Sons, Inc. Class A		229	10,289
Johnson Controls, Inc.		4,494	530,786
KB Home	(b)	5,601	140,361
Leggett & Platt, Inc.		2,801	53,667
Lennar Corp. Class A	(b)	10,657	241,381
Lowe’s Cos., Inc.		8,586	240,580
M.D.C. Holdings, Inc.		24	983
Macy’s, Inc.		22,126	715,112
Mattel, Inc.		11,422	267,960
McGraw-Hill Cos., Inc. (The)	(b)	16,431	836,502
Mohawk Industries, Inc.	(a) (b)	1,393	113,251
Newell Rubbermaid, Inc.		16,600	478,412
NIKE, Inc. Class B		17,500	1,026,550
NVR, Inc.	(a)	238	111,919

			Shares	Value
	Omnicom Group, Inc.		25,076	1,205,905
	Phillips-Van Heusen		346	18,158
	Polo Ralph Lauren Corp.	(b)	4,683	364,103
	RadioShack Corp.	(b)	10,457	216,042
	Regis Corp.		628	20,039
	Ruby Tuesday, Inc.		14	257
	Sherwin-Williams Co. (The)		7,426	487,962
	Sotheby’s Holdings, Inc. Class A		537	25,663
	Thor Industries, Inc.		42	1,890
	TJX Cos., Inc. (The)		28,774	836,460
	Tribune Co.		4,342	118,623
	Viacom, Inc. Class B	(a)	46,064	1,795,114
	Walt Disney Co. (The)		69,789	2,400,044
	Wendy’s International, Inc.		7,149	249,572

				22,079,207

	Consumer Staples - 6.3%
	Alberto-Culver Co.		1,471	36,466
	Altria Group, Inc.		35,458	2,465,395
	Clorox Co. (The)		1,671	101,914
	Coca-Cola Co. (The)		6,586	378,497
	Coca-Cola Enterprises, Inc.		22,899	554,614
	ConAgra Foods, Inc.		4,790	125,163
	Dean Foods Co.		5,053	129,256
	Energizer Holdings, Inc.	(a) (b)	999	110,739
	Estee Lauder Cos., Inc. (The) Class A		1,834	77,872
	General Mills, Inc.		25,710	1,491,437
	J.M. Smucker Co. (The)		1,770	94,553
	Kimberly-Clark Corp.		14,410	1,012,447
	Kroger Co. (The)		4,415	125,916
	Molson Coors Brewing Co. Class B		752	74,952
	Pepsi Bottling Group, Inc. (The)		8,315	309,069
	PepsiCo, Inc.		5,713	418,534
&	Procter & Gamble Co. (The)		68,584	4,824,199
	Safeway, Inc.		9,273	307,029
	Tyson Foods, Inc. Class A		13,805	246,419
	Wal-Mart Stores, Inc.		7,407	323,316

				13,207,787

	Energy - 13.5%
	Cameron International Corp.	(a)	2,167	199,992
	Chesapeake Energy Corp.	(b)	11,818	416,703
	Chevron Corp.		30,843	2,886,288
	Cimarex Energy Co.		3,193	118,939
&	ConocoPhillips		40,690	3,571,361
	Devon Energy Corp.		11,735	976,352
	ENSCO International, Inc.		11,429	641,167
&	ExxonMobil Corp.		88,246	8,168,050
	Frontier Oil Corp.		2,679	111,554
	Grant Prideco, Inc.	(a)	1,101	60,026
	Halliburton Co.		52,841	2,029,094
	Helmerich & Payne, Inc.		2,370	77,807
	Marathon Oil Corp.		16,329	931,080
	Nabors Industries, Ltd.	(a)	3,105	95,541
	National-Oilwell Varco, Inc.	(a)	11,025	1,593,112
	Noble Energy, Inc.		7,575	530,553
	Occidental Petroleum Corp.		24,819	1,590,401
	Overseas Shipholding Group, Inc.		61	4,687
	Patterson-UTI Energy, Inc.	(b)	8,756	197,623

			Shares	Value
	Pogo Producing Co.		882	46,843
	Pride International, Inc.	(a)	5,078	185,601
	Schlumberger, Ltd.		5,626	590,730
	Sunoco, Inc.		1,178	83,379
	Tidewater, Inc.		3,196	200,837
	Transocean, Inc.	(a)	10,495	1,186,460
	Valero Energy Corp.		27,470	1,845,435

				28,339,615

	Financials - 20.7%
	A.G. Edwards, Inc.		1,915	160,381
	ACE, Ltd.		24,988	1,513,523
	AFLAC, Inc.		19,251	1,098,077
	Allstate Corp. (The)		33,464	1,913,806
	American Express Co.		17,656	1,048,237
	American Financial Group, Inc.		1,719	48,974
	American International Group, Inc.		19,702	1,332,840
	Ameriprise Financial, Inc.		18,062	1,139,893
	AON Corp.		22,532	1,009,659
	Archstone-Smith Trust (REIT)	(b) (c)	378	22,733
	Arthur J. Gallagher & Co.		773	22,394
	Assurant, Inc.		7,583	405,690
	Bank of America Corp.		43,940	2,208,864
	Bank of New York Mellon Corp. (The)		46,419	2,048,935
	Capital One Financial Corp.		25,325	1,682,340
	Charles Schwab Corp. (The)		65,454	1,413,806
	Chubb Corp. (The)		2,565	137,587
&	Citigroup, Inc.		104,538	4,878,788
	City National Corp.		715	49,700
	Cousins Properties, Inc. (REIT)	(c)	28	822
	Discover Financial Services	(a)	34,000	707,200
	Fidelity National Financial, Inc. Class A		1,265	22,112
	First American Corp.		1,503	55,040
	Genworth Financial, Inc. Class A		17,849	548,500
	Goldman Sachs Group, Inc. (The)		3,847	833,799
	Hartford Financial Services Group, Inc. (The)		14,782	1,368,074
	HCC Insurance Holdings, Inc.		5,884	168,518
	Horace Mann Educators Corp.		227	4,474
	Janus Capital Group, Inc.	(b)	6,965	196,970
	Jones Lang Lasalle, Inc.		586	60,217
	JPMorgan Chase & Co.		60,444	2,769,544
	Lehman Brothers Holdings, Inc.		956	59,014
	Lincoln National Corp.		16,619	1,096,355
	Merrill Lynch & Co., Inc.		27,729	1,976,523
	MetLife, Inc.		4,945	344,815
	Morgan Stanley		33,781	2,128,203
	National City Corp.		16,993	426,354
	Northern Trust Corp.		9,079	601,665
	Old Republic International Corp.		9,581	179,548
	PNC Financial Services Group, Inc. (The)		8,288	564,413
	Principal Financial Group, Inc.		18,448	1,163,884
	Prudential Financial, Inc.		18,464	1,801,717
	SLM Corp.		2,310	114,738
	Synergy Financial Group, Inc.	(b)	3,357	50,892
	Travelers Cos., Inc. (The)		23,967	1,206,499
	Unum Group		2,145	52,488
	W.R. Berkley Corp.		9,514	281,900
	Wachovia Corp.		3,195	160,229
	Wells Fargo & Co.		38,834	1,383,267

			Shares	Value
	XL Capital, Ltd. Class A	(b)	14,157	1,121,234

				43,585,235

	Health Care - 10.9%
	Advanced Medical Optics, Inc.	(a) (b)	1,221	37,350
	Aetna, Inc.		35,293	1,915,351
	AmerisourceBergen Corp.		14,769	669,479
	Bausch & Lomb, Inc.		101	6,464
	Baxter International, Inc.		21,954	1,235,571
	Biogen Idec, Inc.	(a)	2,854	189,306
	Cardinal Health, Inc.		11,679	730,288
	Cephalon, Inc.	(a) (b)	1,042	76,128
	Cigna Corp.		7,483	398,769
	Coventry Health Care, Inc.	(a) (b)	12,011	747,204
	Covidien, Ltd.	(a)	20,121	835,022
	DENTSPLY International, Inc.		2,261	94,148
	Edwards Lifesciences Corp.	(a)	3,428	169,035
	Endo Pharmaceutical Holdings, Inc.	(a)	10,121	313,852
	Forest Laboratories, Inc.	(a)	11,538	430,252
	Health Net, Inc.	(a)	4,753	256,900
	Henry Schein, Inc.	(a)	591	35,956
	Humana, Inc.	(a)	12,859	898,587
	Invitrogen Corp.	(a)	3,001	245,272
	Johnson & Johnson		33,447	2,197,468
	King Pharmaceuticals, Inc.	(a)	18,681	218,941
	McKesson Corp.		24,167	1,420,778
	Medco Health Solutions, Inc.	(a)	14,759	1,334,066
	Medtronic, Inc.		14,194	800,684
	Merck & Co., Inc.		6,563	339,241
	Par Pharmaceutical Cos., Inc.	(a)	5	93
&	Pfizer, Inc.		161,821	3,953,287
	Schering-Plough Corp.		8,304	262,655
	UnitedHealth Group, Inc.		44,366	2,148,645
	Watson Pharmaceuticals, Inc.	(a)	8,395	271,998
	WellCare Health Plans, Inc.	(a)	1,936	204,112
	Wellpoint, Inc.	(a)	4,984	393,337

				22,830,239

	Industrials - 11.4%
	AGCO Corp.	(a)	5,136	260,755
	Allied Waste Industries, Inc.	(a)	10,108	128,877
	Avis Budget Group, Inc.	(a)	2,730	62,490
	Boeing Co. (The)		15,944	1,673,961
	Caterpillar, Inc.		27,057	2,122,080
	ChoicePoint, Inc.	(a)	4,541	172,195
	Con-way, Inc.		1,250	57,500
	CSX Corp.		16,628	710,514
	Cummins, Inc.		3,650	466,798
	Dun & Bradstreet Corp.		2,270	223,845
	FedEx Corp.		8,411	881,052
	Fluor Corp.		8,332	1,199,641
&	General Electric Co.		124,525	5,155,335
	HNI Corp.	(b)	548	19,728
	Honeywell International, Inc.		35,409	2,105,773
	ITT Corp.		3,421	232,389
	Joy Global, Inc.		854	43,434
	KBR, Inc.	(a)	3,875	150,234
	L-3 Communications Holdings, Inc.		2,783	284,256
	Lockheed Martin Corp.		19,279	2,091,579

			Shares	Value
	Manpower, Inc.		354	22,780
	Masco Corp.		20,698	479,573
	Navigant Consulting, Inc.	(a) (b)	16	203
	Norfolk Southern Corp.		7,360	382,058
	Northrop Grumman Corp.		2,101	163,878
	Paccar, Inc.		1,455	124,039
	Quanta Services, Inc.	(a) (b)	2,875	76,044
	Raytheon Co.		22,920	1,462,754
	Robert Half International, Inc.		2,808	83,847
	Rockwell Automation, Inc.		6,222	432,491
	Ryder System, Inc.		2,913	142,737
	Southwest Airlines Co.		22,186	328,353
	Teleflex, Inc.		2,201	171,502
	Thomas & Betts Corp.	(a)	2,434	142,730
	Tyco International, Ltd.		32,532	1,442,469
	Union Pacific Corp.		1,984	224,311
	United Rentals, Inc.	(a)	345	11,099
	Waste Management, Inc.		8,263	311,846
	YRC Worldwide, Inc.	(a)	52	1,421

				24,046,571

	Information Technology - 16.4%
	Acxiom Corp.		71	1,405
	Affiliated Computer Services, Inc. Class A	(a)	3,103	155,895
	Agilent Technologies, Inc.	(a) (b)	3,678	135,645
	Analog Devices, Inc.		9,130	330,141
	Apple, Inc.	(a)	5,202	798,715
	Applied Materials, Inc.		86,538	1,791,337
	Arrow Electronics, Inc.	(a)	3,771	160,343
	Atmel Corp.	(a)	1,340	6,914
	Autodesk, Inc.	(a)	2,247	112,283
	Avaya, Inc.	(a)	4,109	69,689
	Avnet, Inc.	(a)	7,408	295,283
	BMC Software, Inc.	(a)	14,630	456,895
	CA, Inc.		11,941	307,122
	Cisco Systems, Inc.	(a)	71,437	2,365,279
	Computer Sciences Corp.	(a)	14,173	792,271
	Compuware Corp.	(a)	14,921	119,666
	Convergys Corp.	(a)	10,453	181,464
	CSG Systems International, Inc.	(a)	628	13,345
	DST Systems, Inc.	(a) (b)	1,480	126,999
	eBay, Inc.	(a)	21,215	827,809
	Electronic Data Systems Corp.		39,314	858,618
	EMC Corp., Massachusetts	(a)	92,760	1,929,408
	Fiserv, Inc.	(a)	134	6,815
	Google, Inc. Class A	(a) (b)	908	515,081
&	Hewlett-Packard Co.		66,655	3,318,752
	Intel Corp.		51,897	1,342,056
&	International Business Machines Corp.		31,889	3,756,524
	Intuit, Inc.	(a)	2,060	62,418
	Juniper Networks, Inc.	(a)	21,139	773,899
	Lam Research Corp.	(a)	7,378	392,952
	Lexmark International, Inc.	(a)	7,261	301,549
	MEMC Electronic Materials, Inc.	(a)	1,249	73,516
	Micrel, Inc.		119	1,285
	Micron Technology, Inc.	(a)	7,506	83,317
&	Microsoft Corp.		174,824	5,150,315
	Motorola, Inc.		13,997	259,364
	National Semiconductor Corp.		16,088	436,307

			Shares	Value
	Network Appliance, Inc.	(a)	28,031	754,314
	Novell, Inc.	(a)	26,610	203,300
	Novellus Systems, Inc.	(a) (b)	9,672	263,659
	NVIDIA Corp.	(a)	5,056	183,229
	QLogic Corp.	(a)	1,480	19,906
	QUALCOMM, Inc.		20,554	868,612
	SanDisk Corp.	(a)	2,132	117,473
	Sybase, Inc.	(a)	2,599	60,115
	Symantec Corp.	(a)	69,227	1,341,619
	Synopsys, Inc.	(a)	8,915	241,418
	Tellabs, Inc.	(a)	4,146	39,470
	Teradyne, Inc.	(a)	14,504	200,155
	Tyco Electronics, Ltd.	(a)	23,442	830,550
	ValueClick, Inc.	(a)	63	1,415
	Western Digital Corp.	(a)	12,399	313,943
	Xerox Corp.	(a)	36,873	639,378

				34,389,232

	Materials - 2.8%
	Abitibi-Consolidated, Inc.	(a)	8,544	14,952
	Albemarle Corp.		3,081	136,180
	Ashland, Inc.		4,557	274,377
	Ball Corp.		1,015	54,556
	Bemis Co.		644	18,747
	Cabot Corp.		2,551	90,637
	Carpenter Technology Corp.		139	18,071
	Chemtura Corp.		1,268	11,272
	Dow Chemical Co. (The)		11,556	497,601
	Freeport-McMoran Copper & Gold, Inc. Class B		20,719	2,173,216
	Lubrizol Corp. (The)		3,876	252,173
	Lyondell Chemical Co.		8,856	410,476
	Nucor Corp.		8,756	520,719
	Packaging Corp. of America		928	26,977
	Pactiv Corp.	(a)	9,567	274,190
	Sonoco Products Co.		2,394	72,251
	Steel Dynamics, Inc.		1,530	71,451
	Temple-Inland, Inc.		2,646	139,259
	United States Steel Corp.		6,886	729,503
	Weyerhaeuser Co.		2,072	149,806

				5,936,414

	Telecommunication Services - 4.3%
	Alltel Corp.		5,769	401,984
	AT&T, Inc.		61,548	2,604,096
	CenturyTel, Inc.		4,987	230,499
	Cincinnati Bell, Inc.	(a)	2,304	11,382
	Citizens Communications Co.		9,895	141,696
	Embarq Corp.		4,384	243,750
	Qwest Communications International, Inc.	(a)	28,263	258,889
	Sprint Nextel Corp.		71,241	1,353,579
	Telephone & Data Systems, Inc.		6,995	466,916
&	Verizon Communications, Inc.		75,871	3,359,568

				9,072,359

	Utilities - 2.5%
	AES Corp. (The)	(a)	50,495	1,011,920
	AGL Resources, Inc.		1,356	53,725
	Edison International		24,970	1,384,586
	Entergy Corp.		5,927	641,835

		Shares	Value
NiSource, Inc.		7,955	152,259
ONEOK, Inc.		5,169	245,011
Public Service Enterprise Group, Inc.		8,643	760,498
Sempra Energy		8,373	486,639
TXU Corp.		7,324	501,474

			5,237,947

Total Common Stocks (Cost $189,714,732)			208,724,606

Short-Term Investments 2.6%
Investment Company - 0.2%
Reserve Primary Money Market Fund	(d)	469,130	469,130

Total Investment Company (Cost $469,130)			469,130

		Principal
		Amount
Repurchase Agreements - 1.6%
Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $712,469 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $716,510 and a Market Value of $726,422)	(d)	$712,151	712,151
Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $2,493,652 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $12,686,305 and a Market Value of $2,591,969)	(d)	2,492,530	2,492,530

Total Repurchase Agreements (Cost $3,204,681)			3,204,681

Time Deposits - 0.8%
Dexia Group 4.895%, due 10/2/07	(d)	712,151	712,151
Societe Generale North America, Inc. 5.12%, due 11/2/07	(d)	284,861	284,861
Swedbank AB 5.31%, due 10/1/07	(d)	712,151	712,151
Total Time Deposits (Cost $1,709,163)			1,709,163

Total Short-Term Investments (Cost $5,382,974)			5,382,974

Total Investments (Cost $195,097,706)	(e)	101.9%	214,107,580

Liabilities in Excess of
Cash and Other Assets		(1.9)	(3,932,366)

Net Assets		100.0%	$210,175,214

&	Among the Fund’s 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)	Non-income producing security.

(b)	Represents a security, or a portion thereof, which is out on loan.

(c)	REIT — Real Estate Investment Trust.

(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Aggregate cost for federal income tax purposes is $196,363,864 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$23,743,150
Gross unrealized depreciation	(5,999,434)

Net unrealized appreciation	$17,743,716

FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)

	Principal
	Amount	Value
Fixed Income Securities 97.7%
Corporate Bonds 35.6%
Consumer Discretionary - 3.6%
AT&T Broadband Corp. 9.455%, due 11/15/22	$150,000	$190,754
Cox Communications, Inc. 7.125%, due 10/1/12	355,000	376,238
CVS Caremark Corp. 5.75%, due 6/1/17	485,000	473,385
Johnson Controls, Inc. 5.25%, due 1/15/11	470,000	470,216
News America, Inc. 5.30%, due 12/15/14	395,000	384,281
Target Corp. 5.875%, due 3/1/12	260,000	266,217
Tele-Communications, Inc. 9.80%, due 2/1/12	365,000	422,470

		2,583,561

Consumer Staples - 2.3%
Diageo Finance B.V. 5.30%, due 10/28/15	385,000	373,360
Kraft Foods, Inc. 4.00%, due 10/1/08	810,000	800,534
Safeway, Inc. 6.50%, due 3/1/11	455,000	476,012

		1,649,906

Energy - 4.7%
ConocoPhillips 8.75%, due 5/25/10	460,000	501,301
Devon Financing Corp. 6.875%, due 9/30/11	225,000	237,847
Devon OEI Operating, Inc. 7.25%, due 10/1/11	225,000	239,943
Dominion Resources, Inc. 5.15%, due 7/15/15	370,000	351,760
EnCana Holdings Finance Corp. 5.80%, due 5/1/14	315,000	316,708
Halliburton Co. 5.50%, due 10/15/10	420,000	424,877
Kinder Morgan Energy Partners, L.P. 6.95%, due 1/15/38	145,000	146,994
Marathon Oil Corp. 6.00%, due 10/1/17	215,000	215,312
ONEOK Partners L.P. 6.85%, due 10/15/37	135,000	136,062

	Principal
	Amount	Value
Valero Energy Corp. 6.625%, due 6/15/37	140,000	142,084
XTO Energy, Inc. 4.90%, due 2/1/14	295,000	279,963
6.25%, due 8/1/17	345,000	350,261

		3,343,112

Financials - 17.7%
Archstone-Smith Trust 5.75%, due 3/15/16	210,000	207,263
Assurant, Inc. 5.625%, due 2/15/14	260,000	253,974
Bank of America Corp. 5.42%, due 3/15/17	200,000	194,457
5.75%, due 8/15/16	110,000	109,779
Capital One Financial Corp. 6.15%, due 9/1/16	280,000	273,141
Citigroup, Inc. 5.00%, due 9/15/14	880,000	848,248
Equifax, Inc. 7.00%, due 7/1/37	210,000	210,355
ERP Operating L.P. 5.75%, due 6/15/17	185,000	176,778
General Electric Capital Corp. 4.125%, due 9/1/09	610,000	601,438
HSBC Finance Corp. 6.75%, due 5/15/11	890,000	928,241
7.00%, due 5/15/12	325,000	341,697
International Lease Finance Corp. 5.625%, due 9/20/13	265,000	262,742
5.75%, due 6/15/11	160,000	161,468
iStar Financial, Inc. 5.50%, due 6/15/12	370,000	345,367
5.95%, due 10/15/13	120,000	112,621
Jefferies Group, Inc. 5.50%, due 3/15/16	155,000	144,560
7.75%, due 3/15/12	100,000	107,650
John Deere Capital Corp. 5.65%, due 7/25/11	565,000	575,438
JPMorgan Chase & Co. 5.125%, due 9/15/14	495,000	482,808
5.75%, due 1/2/13	225,000	228,174
7.125%, due 6/15/09	225,000	232,311
Kimco Realty Corp. 5.70%, due 5/1/17	205,000	198,163
Lehman Brothers Holdings, Inc. 6.50%, due 7/19/17	275,000	278,695
MBNA America Bank N.A. 7.125%, due 11/15/12	275,000	295,897
MBNA Corp. 7.50%, due 3/15/12	240,000	259,956
MetLife, Inc. 5.50%, due 6/15/14	475,000	476,892
Morgan Stanley 4.75%, due 4/1/14	395,000	371,032
National Rural Utilities Cooperative Finance Corp. 7.25%, due 3/1/12	555,000	592,168
ProLogis 5.50%, due 4/1/12	325,000	321,297

	Principal
	Amount	Value
Prudential Financial, Inc. 4.50%, due 7/15/13	495,000	471,113
Realty Income Corp. 5.95%, due 9/15/16	285,000	277,674
Residential Capital LLC 7.375%, due 6/30/10	165,000	136,950
7.50%, due 6/1/12	285,000	230,850
7.50%, due 4/17/13	550,000	444,125
St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	315,000	323,235
Wachovia Bank N.A. 4.80%, due 11/1/14	625,000	594,976
Wells Fargo & Co. 4.75%, due 2/9/15	565,000	536,554

		12,608,087

Health Care - 0.9%
Abbott Laboratories 5.875%, due 5/15/16	185,000	186,665
Wyeth 6.95%, due 3/15/11	405,000	424,460

		611,125

Industrials - 1.5%
Burlington North Santa Fe Corp. 5.65%, due 5/1/17	240,000	235,127
International Lease Finance Corp. 5.875%, due 5/1/13	320,000	321,264
Northrop Grumman Corp. 7.125%, due 2/15/11	505,000	536,192

		1,092,583

Information Technology - 0.4%
Cisco Systems, Inc. 5.25%, due 2/22/11	295,000	297,744

Materials - 0.5%
BHP Billiton Finance USA, Ltd. 5.25%, due 12/15/15	370,000	359,872

Telecommunication Services - 2.0%
Sprint Capital Corp. 8.75%, due 3/15/32	500,000	573,370
Vodafone Group PLC 5.50%, due 6/15/11	850,000	852,262

		1,425,632

Utilities - 2.0%
Exelon Corp. 4.90%, due 6/15/15	300,000	279,353
MidAmerican Energy Holdings Co. 6.125%, due 4/1/36	190,000	184,449
Nisource Finance Corp. 6.40%, due 3/15/18	510,000	513,745
Progress Energy, Inc. 7.75%, due 3/1/31	130,000	149,776
Southern California Edison Co. 5.00%, due 1/15/14	330,000	320,811

		1,448,134

			Principal
			Amount	Value
	Total Corporate Bonds (Cost $25,794,344)			25,419,756

	Foreign Corporate Bonds 0.9%
	Energy - 0.4%
	ConocoPhillips Canada Funding Co. 5.625%, due 10/15/16		300,000	298,839

	Telecommunication Services - 0.5%
	Telefonica Emisiones SAU 6.221%, due 7/3/17		310,000	313,167

	Total Foreign Corporate Bonds (Cost $616,128)			612,006

	U.S. Government Securities 50.0%
	U.S. Government Agency Obligations 36.5%
	Federal National Mortgage Association - 32.1% 4.375%, due 3/15/13		470,000	463,140
&	5.00%, due 5/11/17	(a)	2,840,000	2,842,309
&	5.125%, due 4/15/11	(a)	11,720,000	11,968,464
&	5.50%, due 12/1/36		5,875,000	5,755,559
	6.00%, due 9/1/37		999,900	1,001,395
	6.375%, due 6/15/09		860,000	887,198

				22,918,065

	Federal National Mortgage Association (Mortgage Pass-Through Securities) - 4.4% 6.00%, due 1/1/37		274,973	275,431
	6.054%, due 10/1/36	(b)	726,419	735,346
	6.095%, due 10/1/36	(b)	431,284	436,584
	6.18%, due 9/1/36	(b)	989,397	1,003,503
	6.50%, due 9/1/33		616,045	631,463

				3,082,327

	Total U.S. Government Agency Obligations (Cost $25,656,712)			26,000,392

	U.S. Treasury Obligations 13.5%
	Resolution Funding Corp., Residual Funding Strip - 5.7%
&	6.87%, due 7/15/20		3,580,000	1,878,032
&	6.923%, due 10/15/20		4,200,000	2,174,512

				4,052,544

	United States Treasury Bonds - 3.6%
&	4.75%, due 2/15/37	(a)	1,555,000	1,533,497
	8.125%, due 8/15/19		825,000	1,074,627

				2,608,124

	United States Treasury Notes - 4.2%
&	3.50%, due 8/15/09	(a)	1,915,000	1,899,142
	4.25%, due 11/15/13		165,000	164,523
	4.625%, due 7/31/12		900,000	915,680

				2,979,345

	Total U.S. Treasury Obligations (Cost $9,403,518)			9,640,013

	Total U.S. Government Securities (Cost $35,060,231)			35,640,405

			Principal
			Amount	Value
	Collateralized Mortgage Obligations 11.2%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) - 0.0%	++
	Series 2113 Class QE 6.00%, due 11/15/27		37,884	38,031

	Financials - 11.2%
	Bear Stearns Commercial Mortgage Securities
&	Series 2007-T26 Class A4 5.471%, due 1/12/45	(b)	1,675,000	1,658,332
	Series 2006-T22 Class A4 5.632%, due 4/12/38	(b)	575,000	578,890
&	Commercial Mortgage Pass-Through Certificates
	Series 2006-C8 Class A2B 5.248%, due 12/10/46		1,575,000	1,574,405
	Greenwich Capital Commercial Funding Corp.
&	Series 2005-GG5 Class A5 5.224%, due 4/10/37	(b)	1,345,000	1,325,733
	Series 2004-GG1 Class A7 5.317%, due 6/10/36	(b)	950,000	943,450
	GS Mortgage Securities Corp.
	Series 2004-GG2 Class A6 5.396%, due 8/10/38	(b)	700,000	696,757
	LB-UBS Commercial Mortgage Trust
	Series 2007-C2 Class A3 5.43%, due 2/15/40		1,225,000	1,208,699

				7,986,266

	Total Collateralized Mortgage Obligations
	(Cost $8,153,225)			8,024,297

	Total Fixed Income Securities
	(Cost $69,623,928)			69,696,464

			Shares
	Short-Term Investments 8.4%
	Investment Company - 0.7%
	Reserve Primary Money Market Fund	(c)	525,939	525,939

	Total Investment Company (Cost $525,939)			525,939

		Principal
		Amount	Value
Repurchase Agreements - 5.0%
Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity 798,747 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $803,277 and a Market Value of $814,390)	(c)	$798,391	798,391
Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $2,795,626 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $14,222,583 and a Market Value of $2,905,849)	(c)	2,794,369	2,794,369

Total Repurchase Agreements (Cost $3,592,760)			3,592,760

Time Deposits - 2.7%
Dexia Group 4.895%, due 10/2/07	(c)	798,391	798,391
Societe Generale North America, Inc. 5.12%, due 11/2/07	(c)	319,357	319,357
Swedbank AB 5.31%, due 10/1/07	(c)	798,391	798,391
Total Time Deposits (Cost $1,916,139)			1,916,139

Total Short-Term Investments (Cost $6,034,838)			6,034,838

Total Investments (Cost $75,658,766)	(d)	106.1%	75,731,302

Liabilities in Excess of Cash and Other Assets		(6.1)	(4,374,048)

Net Assets		100.0%	$71,357,254

&	Among the Fund’s 10 largest holdings, excluding short-term investments. May be subject to change daily.

++	Less than one-tenth of a percent.

(a)	Represents a security, or a portion thereof, which is out on loan.

(b)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2007.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Aggregate cost for federal income tax purposes is $75,740,957 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$704,799
Gross unrealized depreciation	(714,454)

Net unrealized depreciation	$(9,655)

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)

			Principal
			Amount	Value

	Long-Term Bonds 95.9%
	Corporate Bonds 89.1%
	Aerospace & Defense - 1.0%
	DRS Technologies, Inc. 7.625%, due 2/1/18		$464,000	$473,280
	Moog, Inc. 6.25%, due 1/15/15		243,000	233,280
	TransDigm, Inc. 7.75%, due 7/15/14		452,000	456,520
				1,163,080

	Auto Components - 1.1%
	Accuride Corp. 8.50%, due 2/1/15		324,000	311,040
	Commercial Vehicle Group, Inc. 8.00%, due 7/1/13		284,000	268,380
	Cooper Standard Automotive, Inc. 8.375%, due 12/15/14	(a)	365,000	317,550
	Lear Corp. 8.50%, due 12/1/13		403,000	385,872
				1,282,842

	Auto Manufacturers - 1.3%
	Ford Motor Co. 7.45%, due 7/16/31		250,000	196,250
&	General Motors Corp. 8.375%, due 7/15/33	(a)	1,440,000	1,261,800
				1,458,050

	Beverages - 0.3%
	Cott Beverages USA, Inc. 8.00%, due 12/15/11		340,000	334,900

	Building Materials & Components - 0.6%
	Ahern Rentals, Inc. 9.25%, due 8/15/13		350,000	336,875
	Goodman Global Holding Co., Inc. Series B 8.36%, due 6/15/12	(b)	365,000	361,350
				698,225

	Building Products - 1.5%
	CPG International, Inc. 10.50%, due 7/1/13		305,000	305,000
	Da-Lite Screen Co., Inc. 9.50%, due 5/15/11		402,000	421,095
	KI Holdings, Inc. 9.875%, beginning 11/15/09 (zero coupon), due 11/15/14		277,000	236,835

			Principal
			Amount	Value
	Nortek, Inc. 8.50%, due 9/1/14		453,000	392,977
	NTK Holdings, Inc. (zero coupon), due 3/1/14	(a)	306,000	188,190
	Ply Gem Industries, Inc. 9.00%, due 2/15/12	(a)	222,000	179,820
				1,723,917

	Capital Markets - 3.0%
&	TRAINS HY-2006-1 7.184%, due 5/1/16	(c) (d)	3,540,000	3,469,519

	Chemicals - 3.0%
	Equistar Chemicals, L.P./Equistar Funding Corp. 10.125%, due 9/1/08		27,000	27,877
	Huntsman International LLC 7.375%, due 1/1/15		391,000	408,595
	Innophos, Inc. 8.875%, due 8/15/14		543,000	537,570
	Invista 9.25%, due 5/1/12	(c)	560,000	588,000
	Lyondell Chemical Co. 8.25%, due 9/15/16		571,000	643,802
	MacDermid, Inc. 9.50%, due 4/15/17	(c)	290,000	279,850
	Mosaic Global Holdings, Inc. 7.375%, due 12/1/14	(c)	144,000	151,200
	7.625%, due 12/1/16	(a) (c)	133,000	141,811
	Rockwood Specialties Group, Inc. 7.50%, due 11/15/14		195,000	194,512
	Westlake Chemical Corp. 6.625%, due 1/15/16		479,000	455,050
				3,428,267

	Coal - 0.2%
	International Coal Group 10.25%, due 7/15/14		280,000	268,800

	Commercial Services & Supplies - 8.1%
	Actuant Corp. 6.875%, due 6/15/17	(c)	570,000	561,450
	Allied Waste North America 6.875%, due 6/1/17		460,000	462,300
	7.875%, due 4/15/13		770,000	795,025
	American Railcar Industries, Inc. 7.50%, due 3/1/14		490,000	487,550
	Aramark Corp. 8.50%, due 2/1/15		509,000	519,180
	Ashtead Capital, Inc. 9.00%, due 8/15/16	(c)	107,000	105,529
	Corrections Corp. of America 7.50%, due 5/1/11		280,000	282,100
	Geo Group, Inc. (The) 8.25%, due 7/15/13		435,000	439,350
	H&E Equipment Services 8.375%, due 7/15/16	(a)	461,000	449,475

			Principal
			Amount	Value
	Hertz Corp. 8.875%, due 1/1/14		535,000	551,050
	Mac-Gray Corp. 7.625%, due 8/15/15		459,000	459,000
	Mobile Mini, Inc. 6.875%, due 5/1/15		480,000	466,800
	Mobile Services Group, Inc. 9.75%, due 8/1/14	(c)	535,000	535,000
	Rent-A-Center, Inc. Series B 7.50%, due 5/1/10		461,000	437,950
	Rental Service Corp. 9.50%, due 12/1/14	(a)	243,000	232,065
	Service Corp. International 7.00%, due 6/15/17		645,000	633,712
	United Rentals North America, Inc. 6.50%, due 2/15/12		428,000	433,350
	Viant Holdings, Inc. 10.125%, due 7/15/17	(c)	299,000	278,070
	Waste Services, Inc. 9.50%, due 4/15/14		524,000	524,000
	WCA Waste Corp. 9.25%, due 6/15/14		597,000	614,910
				9,267,866

	Construction Materials - 0.4%
	Texas Industries, Inc. 7.25%, due 7/15/13		88,000	87,780
	U.S. Concrete, Inc. 8.375%, due 4/1/14		369,000	343,170
				430,950

	Containers & Packaging - 2.2%
	AEP Industries, Inc. 7.875%, due 3/15/13		129,000	124,807
	Berry Plastics Holding Corp. 8.875%, due 9/15/14		435,000	444,787
	10.25%, due 3/1/16		398,000	390,040
	Crown Americas LLC/Crown Americas Capital Corp. 7.625%, due 11/15/13		380,000	389,975
	Graham Packaging Co., Inc. 8.50%, due 10/15/12		144,000	142,920
	9.875%, due 10/15/14	(a)	195,000	193,050
	Plastipak Holdings, Inc. 8.50%, due 12/15/15	(c)	265,000	274,275
	Pregis Corp. 12.375%, due 10/15/13		490,000	529,200
				2,489,054

	Diversified Financial Services - 8.2%
	Altra Industrial Motion, Inc. 9.00%, due 12/1/11		430,000	435,913
	Couche-Tard U.S. L.P. 7.50%, due 12/15/13		391,000	397,842
	Ford Motor Credit Co. 8.00%, due 12/15/16		324,000	303,104
&	9.875%, due 8/10/11		1,412,000	1,430,171
&	General Motors Acceptance Corp. 6.875%, due 9/15/11		936,000	890,757
	Global Cash Access LLC/Global Cash Finance Corp. 8.75%, due 3/15/12		218,000	225,630

			Principal
			Amount	Value
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 8.50%, due 4/1/15	(c)	173,000	176,892
	9.75%, due 4/1/17	(a) (c)	347,000	354,807
	Idearc, Inc. 8.00%, due 11/15/16		821,000	818,947
	JOSTENS IH Corp. 7.625%, due 10/1/12		535,000	544,362
	KAR Holdings, Inc. 8.75%, due 5/1/14	(c)	450,000	430,875
	KRATON Polymers LLC/KRATON Polymers Capital Corp. 8.125%, due 1/15/14		406,000	393,820
	Nalco Finance Holdings, Inc. 9.00%, beginning 2/1/09 (zero coupon), due 2/1/14		299,000	260,130
	PGS Solutions, Inc. 9.625%, due 2/15/15	(c)	435,000	405,637
	Pinnacle Foods LLC/Pinnacle Foods Financial Corp. 9.25%, due 4/1/15	(c)	246,000	234,315
	10.625%, due 4/1/17	(a) (c)	244,000	228,750
	PNA Intermediate Holdings Corp. 12.558%, due 2/15/13	(b) (c)	270,000	264,600
	Rainbow National Services LLC 10.375%, due 9/1/14	(c)	149,000	163,527
	Snoqualmie Entertainment Authority 9.125%, due 2/1/15	(c)	450,000	443,250
	Southern Star Central Corp. 6.75%, due 3/1/16		162,000	154,912
	Travelport LLC 10.246%, due 9/1/14	(b)	566,000	566,000
	Yankee Acquisition Corp. 8.50%, due 2/15/15		150,000	145,500
	9.75%, due 2/15/17	(a)	100,000	94,500
				9,364,241

	Diversified Telecommunication Services - 1.7%
	Cincinnati Bell, Inc. 8.375%, due 1/15/14		428,000	426,930
	GCI, Inc. 7.25%, due 2/15/14		479,000	443,075
	Qwest Capital Funding, Inc. 6.875%, due 7/15/28		682,000	584,815
	Time Warner Telecommunications Holdings, Inc. 9.25%, due 2/15/14		468,000	485,550
				1,940,370

	Electric Utilities - 3.3%
	CMS Energy Corp. 8.50%, due 4/15/11		767,000	823,689
	Edison Mission Energy 7.00%, due 5/15/17	(c)	200,000	197,000
	7.50%, due 6/15/13		848,000	869,200
	Inergy, L.P./Inergy Finance Corp. 6.875%, due 12/15/14		387,000	373,455
&	Mirant North America LLC 7.375%, due 12/31/13		930,000	943,950
	Sierra Pacific Resources 6.75%, due 8/15/17		516,000	507,615
				3,714,909

		Principal
		Amount	Value
Electronic Equipment & Instruments - 0.5%
Itron, Inc. 7.75%, due 5/15/12		520,000	513,500

Energy Equipment & Services - 0.3%
Pride International, Inc. 7.375%, due 7/15/14		317,000	324,925

Engineering & Construction - 0.4%
Esco Corp. 8.625%, due 12/15/13	(c)	450,000	443,250

Food & Staples Retailing - 0.2%
Stater Brothers Holdings, Inc. 8.125%, due 6/15/12		273,000	278,119

Food Products - 1.0%
Del Monte Corp. 6.75%, due 2/15/15		280,000	268,800
8.625%, due 12/15/12		280,000	284,200
Reddy Ice Holdings, Inc. 10.50%, beginning 11/1/08 (zero coupon), due 11/1/12		638,000	599,720
			1,152,720

Health Care Equipment & Supplies - 1.2%
Cooper Cos. (The), Inc. 7.125%, due 2/15/15		400,000	394,000
Fresenius Medical Capital Trust IV 7.875%, due 6/15/11		240,000	249,000
Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14		218,000	223,450
Norcross Safety Products LLC Series B 9.875%, due 8/15/11		295,000	303,850
Safety Products Holdings, Inc. Series B 11.75%, due 1/1/12	(f)	127,096	135,357
			1,305,657

Health Care Providers & Services - 2.5%
DaVita, Inc. 7.25%, due 3/15/15		258,000	258,645
HCA, Inc. 5.75%, due 3/15/14		394,000	330,467
6.25%, due 2/15/13		44,000	38,940
9.25%, due 11/15/16	(c)	800,000	850,000
IASIS Healthcare LLC 8.75%, due 6/15/14		295,000	298,687
Res-Care, Inc. 7.75%, due 10/15/13		431,000	426,690
Tenet Healthcare Corp. 6.50%, due 6/1/12		111,000	94,072
7.375%, due 2/1/13		44,000	37,290
9.25%, due 2/1/15		442,000	390,065
9.875%, due 7/1/14		111,000	101,565
			2,826,421

		Principal
		Amount	Value
Hotels, Restaurants & Leisure - 7.2%
Fontainebleau Las Vegas Holdings LLC/ Fontainebleau Las Vegas Capital Corp. 10.25%, due 6/15/15	(c)	600,000	562,500
Herbst Gaming, Inc. 8.125%, due 6/1/12		457,000	409,586
Inn of the Mountain Gods Resort & Casino 12.00%, due 11/15/10		320,000	337,600
Majestic Star Casino LLC/Majestic Star Casino Capital Corp. II 9.75%, due 1/15/11		290,000	243,600
Mandalay Resort Group 6.375%, due 12/15/11		571,000	571,000
MGM Mirage 5.875%, due 2/27/14		369,000	339,941
Mohegan Tribal Gaming Authority 7.125%, due 8/15/14		221,000	221,552
Pinnacle Entertainment, Inc. 8.75%, due 10/1/13		339,000	349,170
Pokagon Gaming Authority 10.375%, due 6/15/14	(c)	324,000	355,590
San Pasqual Casino 8.00%, due 9/15/13	(c)	427,000	431,270
Scientific Games Corp. 6.25%, due 12/15/12		424,000	408,630
Seneca Gaming Corp. 7.25%, due 5/1/12		332,000	334,490
Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15	(c)	450,000	454,500
Six Flags, Inc. 8.875%, due 2/1/10		103,000	92,957
9.75%, due 4/15/13		118,000	100,005
Speedway Motorsports, Inc. 6.75%, due 6/1/13		450,000	443,250
Station Casinos, Inc. 7.75%, due 8/15/16		406,000	401,940
Steinway Musical Instruments, Inc. 7.00%, due 3/1/14	(c)	570,000	541,500
Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15	(c)	290,000	287,825
Turning Stone Resort Casino Enterprise 9.125%, due 12/15/10	(c)	181,000	184,620
9.125%, due 9/15/14	(c)	269,000	278,415
Vail Resorts, Inc. 6.75%, due 2/15/14		273,000	266,175
Wynn Las Vegas LLC 6.625%, due 12/1/14		594,000	582,120
			8,198,236

Household Durables - 2.1%
ALH Finance LLC 8.50%, due 1/15/13		553,000	530,880
KB Home 5.75%, due 2/1/14		360,000	304,200
Norcraft Cos., L.P./Norcraft Finance Corp. 9.00%, due 11/1/11		129,000	129,645

		Principal
		Amount	Value
Norcraft Holdings L.P. 9.75%, beginning 9/1/08 (zero coupon), due 9/1/12		361,000	323,095
Sealy Mattress Co. 8.25%, due 6/15/14		424,000	427,180
Simmons Co. 10.00%, beginning 12/15/09 (zero coupon), due 12/15/14		428,000	341,330
7.875%, due 1/15/14		302,000	289,920
			2,346,250

Household Products - 1.2%
American Greetings Corp. 7.375%, due 6/1/16		560,000	543,200
JohnsonDiversey Holdings, Inc. 10.67%, beginning 5/15/07 10.67%, due 5/15/13		421,000	425,210
JohnsonDiversey, Inc. Series B 9.625%, due 5/15/12		353,000	358,295
			1,326,705

Industrials - 0.1%
Aleris International, Inc. 9.00%, due 12/15/14	(f)	170,000	157,250

IT Services - 0.9%
Activant Solutions, Inc. 9.50%, due 5/1/16		284,000	249,920
Iron Mountain, Inc. 8.75%, due 7/15/18	(a)	344,000	357,760
Sungard Data Systems, Inc. 9.125%, due 8/15/13		423,000	439,920
			1,047,600

Leisure Equipment & Products - 0.7%
Leslie’s Poolmart 7.75%, due 2/1/13		483,000	458,850
True Temper Sports, Inc. 8.375%, due 9/15/11		553,000	304,150
			763,000

Machinery - 1.2%
Baldor Electric Co. 8.625%, due 2/15/17		310,000	323,950
Columbus McKinnon Corp. 8.875%, due 11/1/13		684,000	704,520
Gardner Denver, Inc. 8.00%, due 5/1/13		328,000	328,820
			1,357,290

Machinery & Engineering - 0.2%
Douglas Dynamics LLC 7.75%, due 1/15/12	(c)	270,000	243,000

Media - 10.4%
Adelphia Communications Corp. (Escrow shares) 13.00%, due 2/15/16	(e) (g)	468,000	74,880
Affinity Group, Inc. 9.00%, due 2/15/12		332,000	338,640

			Principal
			Amount	Value
	Allbritton Communications Co. 7.75%, due 12/15/12		332,000	335,320
	AMC Entertainment, Inc. 8.00%, due 3/1/14		258,000	245,745
	CBD Media Holdings 9.25%, due 7/15/12		498,000	537,387
&	CCH I LLC 11.00%, due 10/1/15		967,000	979,087
	CCH II LLC/CCH II Capital Corp. 10.25%, due 9/15/10		369,000	377,303
	CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%, due 11/15/13		147,000	147,735
	CSC Holdings, Inc. 6.75%, due 4/15/12		608,000	585,200
	7.625%, due 7/15/18		468,000	446,940
	Dex Media, Inc. 8.00%, due 11/15/13		291,000	293,183
	DirectTV Holdings, Inc. 8.375%, due 3/15/13		387,000	401,996
	EchoStar DBS Corp. 5.75%, due 10/1/08		465,000	465,000
	ION Media Networks, Inc. 11.00%, due 7/31/13		502,500	407,025
	LBI Media, Inc. 8.50%, due 8/1/17	(c)	595,000	592,025
	Mediacom Broadband LLC 8.50%, due 10/15/15		406,000	407,015
	Medianews Group, Inc. 6.375%, due 4/1/14		520,000	384,800
	Nexstar Finance Holdings LLC 11.375%, beginning 4/1/08 (zero coupon), due 4/1/13		343,000	337,855
	Nexstar Finance, Inc. 7.00%, due 1/15/14		295,000	283,200
	PanAmSat Corp. 9.00%, due 8/15/14		257,000	264,710
	R.H. Donnelley Corp. 8.875%, due 1/15/16		468,000	476,775
	8.875%, due 10/15/17	(c)	413,000	419,195
	10.875%, due 12/15/12		44,250	47,126
	River Rock Entertainment Authority 9.75%, due 11/1/11		221,000	228,183
	Salem Communciations Corp. 7.75%, due 12/15/10		560,000	560,000
	Sinclair Broadcast Group, Inc. 8.00%, due 3/15/12		273,000	279,143
	Umbrella Acquisition 9.75%, due 3/15/15	(a) (c) (f)	560,000	546,000
	Vertis, Inc. Series B 10.875%, due 6/15/09	(a)	269,000	258,913
	13.50%, due 12/7/09	(a) (c)	221,000	163,540
	Warner Music Group 7.375%, due 4/15/14		332,000	288,840
	WMG Holdings Corp. 9.50%, beginning 12/15/09 (zero coupon), due 12/15/14		446,000	312,200
	Young Broadcasting, Inc. 8.75%, due 1/15/14		74,000	62,530
	10.00%, due 3/1/11		375,000	345,938
				11,893,429

			Principal
			Amount	Value
	Metals & Mining - 2.4%
	Century Aluminum Co. 7.50%, due 8/15/14		350,000	353,500
	Freeport-McMoRan Copper & Gold, Inc. 8.25%, due 4/1/15		490,000	529,200
	8.375%, due 4/1/17		490,000	535,325
	International Steel Group, Inc. 6.50%, due 4/15/14		258,000	256,174
	Mueller Water Products, Inc. 7.375%, due 6/1/17	(c)	400,000	372,000
	PNA Group, Inc. 10.75%, due 9/1/16		269,000	274,380
	Steel Dynamics, Inc. 6.75%, due 4/1/15	(c)	480,000	463,200
				2,783,779

	Multiline Retail - 0.5%
	Neiman-Marcus Group, Inc. 9.00%, due 10/15/15	(f)	501,000	533,565

	Multi-Utilities & Unregulated Power - 3.3%
	AES Corp. (The) 8.75%, due 5/15/13	(c)	575,000	601,594
	NRG Energy, Inc. 7.25%, due 2/1/14		273,000	273,683
	7.375%, due 2/1/16		630,000	631,575
	Reliant Energy, Inc. 6.75%, due 12/15/14		313,000	316,130
	7.625%, due 6/15/14	(a)	775,000	780,813
&	Williams Cos., Inc. 7.625%, due 7/15/19		1,032,000	1,105,530
				3,709,325

	Oil & Gas - 7.8%
	Allis-Chalmers Energy, Inc. 8.50%, due 3/1/17		105,000	101,588
	9.00%, due 1/15/14		369,000	371,768
	Chaparral Energy, Inc. 8.50%, due 12/1/15		535,000	501,563
	Chesapeake Energy Corp. 6.50%, due 8/15/17		369,000	358,853
	6.625%, due 1/15/16		358,000	356,210
	6.875%, due 1/15/16		295,000	295,000
	Complete Production Services, Inc. 8.00%, due 12/15/16		462,000	456,803
	Comstock Resources, Inc. 6.875%, due 3/1/12		284,000	273,350
	Denbury Resources, Inc. 7.50%, due 12/15/15		407,000	417,175
&	Dynegy Holdings, Inc. 7.75%, due 6/1/19	(c)	910,000	870,188
	El Paso Corp. 7.00%, due 6/15/17		560,000	568,616
	Encore Acquisition Co. 7.25%, due 12/1/17		424,000	401,740

		Principal
		Amount	Value
Ferrellgas L.P. 6.75%, due 5/1/14		435,000	424,125
Hilcorp Energy I, L.P. 9.00%, due 6/1/16	(c)	291,000	296,820
MarkWest Energy Partners, L.P. Series B 6.875%, due 11/1/14		590,000	545,750
Plains Exploration & Production Co. 7.00%, due 3/15/17		375,000	350,625
SESI LLC 6.875%, due 6/1/14		558,000	541,260
Swift Energy Co. 7.625%, due 7/15/11		203,000	203,508
Targa Resources, Inc. 8.50%, due 11/1/13	(c)	535,000	535,000
Tesoro Corp. 6.50%, due 6/1/17	(c)	230,000	228,275
Transcontinental Gas Pipeline Corp. 6.40%, due 4/15/16		560,000	562,800
Whiting Petroleum Corp. 7.00%, due 2/1/14		218,000	209,280
			8,870,297

Paper & Forest Products - 1.5%
Appleton Papers, Inc. 8.125%, due 6/15/11		350,000	345,625
Buckeye Technologies, Inc. 8.00%, due 10/15/10		352,000	359,040
8.50%, due 10/1/13		194,000	195,940
Georgia-Pacific Corp. 8.125%, due 5/15/11		820,000	832,300
			1,732,905

Pharmaceuticals - 0.4%
NBTY, Inc. 7.125%, due 10/1/15		479,000	479,000

Real Estate - 1.5%
American Real Estate Partners, L.P. 7.125%, due 2/15/13		568,000	541,020
Ashton Woods USA LLC 9.50%, due 10/1/15		489,000	386,310
Host Marriott L.P. 7.125%, due 11/1/13		391,000	393,933
Realogy Corp. 10.50%, due 4/15/14	(a) (c)	425,000	362,313
			1,683,576

Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technologies, Inc. 9.25%, due 6/1/16		535,000	540,350
Freescale Semiconductor, Inc. 8.875%, due 12/15/14		233,000	224,845
			765,195

Specialty Retail - 1.7%
Asbury Automotive Group, Inc. 7.625%, due 3/15/17	(c)	370,000	340,400

			Principal
			Amount	Value
	Claire’s Stores, Inc. 10.50%, due 6/1/17	(a) (c)	590,000	454,300
	General Nutrition Centers, Inc. 10.009%, due 3/15/14	(c)	540,000	518,400
	Lazy Days RV Center, Inc. 11.75%, due 5/15/12		380,000	343,900
	Nebraska Book Co., Inc. 8.625%, due 3/15/12		184,000	183,540
	United Auto Group, Inc. 7.75%, due 12/15/16		144,000	137,880
				1,978,420

	Telecommunications - 1.4%
	Cricket Communications, Inc. 9.375%, due 11/1/14	(c)	250,000	253,750
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14	(c)	258,000	263,160
	Qwest Communications International, Inc. 7.50%, due 2/15/14		660,000	668,250
	Windstream Corp. 7.00%, due 3/15/19		470,000	458,250
				1,643,410

	Transportation Infrastructure - 0.4%
	Bristow Group, Inc. 6.125%, due 6/15/13		481,000	466,570

	Wireless Telecommunication Services - 1.5%
&	American Tower Corp. 7.125%, due 10/15/12		866,000	885,485
	Dobson Communications Corp. 8.875%, due 10/1/13		184,000	195,960
	Rural Cellular Corp. 8.25%, due 3/15/12		100,000	103,750
	Syniverse Technologies Series B 7.75%, due 8/15/13		514,000	490,870
				1,676,065

	Total Corporate Bonds (Cost $104,253,313)			101,534,449

	Foreign Corporate Bonds 6.8%
	Chemicals - 0.4%
	Ineos Group Holdings PLC 8.50%, due 2/15/16	(a) (c)	428,000	409,810

	Diversified Financial Services - 0.7%
	Nell AF SARL 8.375%, due 8/15/15	(a) (c)	273,000	249,113
	Petroplus Finance, Ltd. 6.75%, due 5/1/14	(c)	405,000	388,800
	7.00%, due 5/1/17	(c)	125,000	118,750
				756,663

			Principal
			Amount	Value
	Electronic Equipment & Instruments - 0.4%
	Flextronics International, Ltd. 6.50%, due 5/15/13		461,000	440,255

	Health Care Equipment & Supplies - 0.4%
	FMC Finance III S.A. 6.875%, due 7/15/17	(c)	480,000	477,600

	Hotels, Restaurants & Leisure - 0.3%
	Great Canadian Gaming Corp. 7.25%, due 2/15/15	(c)	395,000	395,000

	IT Services - 0.3%
	Seagate Technology HDD Holdings 6.80%, due 10/1/16		317,000	309,868

	Media - 0.0%	++
	CanWest MediaWorks, Inc. 8.00%, due 9/15/12		44,000	43,120

	Metals & Mining - 0.8%
	Novelis, Inc. 7.25%, due 2/15/15		509,000	491,185
	Russel Metals, Inc. 6.375%, due 3/1/14		412,000	386,250
				877,435

	Oil & Gas - 2.0%
	Compton Petroleum Finance Corp. 7.625%, due 12/1/13		380,000	366,700
&	Kinder Morgan Finance Co. ULC 5.70%, due 1/5/16		1,470,000	1,336,146
	OPTI Canada, Inc. 8.25%, due 12/15/14	(c)	548,000	552,110
				2,254,956

	Semiconductors & Semiconductor Equipment - 0.5%
	Magnachip Semiconductor S.A. 8.944%, due 12/15/11	(b)	431,000	366,350
	SENSATA TECHNOLOGIES B.V. 8.00%, due 5/1/14		245,000	238,875
				605,225

	Specialty Retail - 0.3%
	Dollarama Group, L.P. 8.875%, due 8/15/12		409,000	409,000

	Wireless Telecommunication Services - 0.7%
	Inmarsat Finance PLC 10.375%, beginning 11/15/08 (zero coupon), due 11/15/12		369,000	353,318
	7.625%, due 6/30/12		216,000	222,480
	Intelsat Bermuda Ltd. 9.25%, due 6/15/16		221,000	229,288
				805,086

	Total Foreign Corporate Bonds
	(Cost $8,014,280)			7,784,018

	Total Long-Term Bonds
	(Cost $112,267,593)			109,318,467

		Shares	Value
Preferred Stocks 0.7%
Media - 0.7%
ION Media Networks, Inc. 12.00%	(e)	3	25,650
Spanish Broadcasting System, Inc. 10.75% Series B	(f)	733	789,324

Total Preferred Stocks (Cost $783,011)			814,974

		Number of
		Warrants
Warrants 0.0%	++
Media - 0.0%	++
Haights Cross Communications, Inc. Strike Price $0.001 Expire 12/10/11	(e) (h) (i) (j)	7	0(k)
Preferred Class A
Strike Price $0.001 Expire 12/10/11	(e) (h) (i) (j)	6,225	62

Total Warrants (Total Cost $62)			62

		Shares
Common Stocks 0.6%
Chemicals - 0.1%
Huntsman Corp.		4,329	114,675

Financial - 0.0%	++
CVPR Ion Medial Network Class B		35,000	2,993

Media - 0.5%
Adelphia Contingent Value Vehicle	(e)	454,546	35,795
Haights Cross Communications, Inc.	(h) (i) (j)	25,769	248,671
Time Warner Cable, Inc. Class A	(e)	9,052	296,906
			581,372

Total Common Stocks (Cost $728,444)			699,040

	Principal
	Amount
Short-Term Investments 8.0%
Federal Agency - 1.8%
Federal Home Loan Bank (Discount Note) 4.57%, due 10/2/07	$2,035,000	2,034,741

Total Federal Agency (Cost $2,034,741)		2,034,741

		Shares	Value
Investment Company - 0.5%
Reserve Primary Money Market Fund	(k) (l)	613,960	613,960

Total Investment Company (Cost $613,960)			613,960

		Principal
		Amount
Repurchase Agreements - 3.7%
Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $932,515 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $937,714 and a Market Value of $950,686)	(k)	$932,010	932,010
Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $3,263,502 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $16,602,873 and a Market Value of $3,392,172)	(k)	3,262,034	3,262,034

Total Repurchase Agreements (Cost $4,194,044)			4,194,044

Time Deposits - 2.0%
Dexia Group 4.895%, due 10/2/07	(k)	932,010	932,010
Societe Generale North America, Inc. 5.12%, due 11/2/07	(k)	372,804	372,804
Swedbank AB 5.31%, due 10/1/07	(k)	932,010	932,010

Total Time Deposits (Cost $2,236,824)			2,236,824

Total Short-Term Investments (Cost $9,079,569)			9,079,569

Total Investments (Cost $122,858,679)	(m)	105.2%	119,912,112

Liabilities in Excess of Cash and Other Assets		(5.2)	(5,939,782)

Net Assets		100.0%	$113,972,330

&	Among the Fund’s 10 largest holdings, excluding short-term investments. May be subject to change daily.

++	Less than one-tenth of a percent.

(a)	Represents a security, or a portion thereof, which is out on loan.

(b)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2007.

(c)
May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at September 30, 2007 is $23,788,170 which represents 20.9% of the Fund’s net assets.

(d)	Target Return Index Securities Trust. Static portfolio comprised of 100 High Yield bonds selected from the Lehman Brothers High Yield Index.

(e)	Non-income producing security.

(f)	PIK (“Payment in Kind”) — Interest or dividend payment is made with additional securities or paid in cash.

(g)	Issue in default.

(h)	Illiquid security. The total market value of these securities at September 30, 2007 is $248,733 which represents 0.2% of the Fund’s net assets.

(i)	Restricted security. The total market value of these securities at September 30, 2007 is $62 which represents less than 0.1% of the Fund’s net assets.

(j)	Fair valued securities. The total market value of these securities at September 30, 2007 is $248,733 which represents 0.2% of the Fund’s net assets.

(k)	Less than one dollar.

(l)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	At September 30, 2007, cost is identical for book and federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,196,740
Gross unrealized depreciation	(4,143,307)
Net unrealized depreciation	$(2,946,567)

HIGH YIELD FUND
Restricted Securities Held at September 30, 2007:

		Number of
	Date(s) of	Warrants/			9/30/07		Percent of
Security	Acquisition	Share Amount	Cost		Value		Net Assets

Haights Cross Communications, Inc.
Warrants	1/22/04	7	$0	(a)	$0	(a)	0.0	%(b)
Warrants, Preferred Class A	1/22/04	6,225	62		62		0.0	(b)

			$62		$62		0.0	%(b)

(a)	Less than one dollar.

(b)	Less than one-tenth of a percent.

INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS          +++
SEPTEMBER 30, 2007 (Unaudited)

		Principal Amount	Value
Fixed Income Securities 98.9%
Corporate Asset-Backed Security 0.6%
Financials - 0.6%
Newcastle Mortgage Securities Trust Series 2006-1 Class A1 5.20%, due 3/25/36	(a)	$990,206	$986,099

Total Corporate Asset-Backed Security (Cost $990,206)			986,099

Corporate Bonds 27.2%
Consumer Discretionary - 3.1%
Cox Communications, Inc. 7.125%, due 10/1/12		980,000	1,038,628
CVS Caremark Corp. 5.75%, due 6/1/17		1,200,000	1,171,261
Johnson Controls, Inc. 5.25%, due 1/15/11		1,190,000	1,190,547
Tele-Communications, Inc. 9.80%, due 2/1/12		1,475,000	1,707,240
			5,107,676

Consumer Staples - 0.5%
Kraft Foods, Inc. 4.00%, due 10/1/08		930,000	919,132

Energy - 3.4%
Devon Financing Corp. 6.875%, due 9/30/11		555,000	586,688
Devon OEI Operating, Inc. 7.25%, due 10/1/11		410,000	437,229
EnCana Holdings Finance Corp. 5.80%, due 5/1/14		630,000	633,416
Halliburton Co. 5.50%, due 10/15/10		1,145,000	1,158,296
Kinder Morgan Energy Partners L.P. 6.00%, due 2/1/17		585,000	578,373
Marathon Oil Corp. 6.00%, due 10/1/17		305,000	305,442
Valero Energy Corp. 6.125%, due 6/15/17		535,000	538,515
XTO Energy, Inc. 4.90%, due 2/1/14		755,000	716,515
6.25%, due 8/1/17		720,000	730,980
			5,685,454

	Principal
	Amount	Value
Financials - 16.2%
Archstone-Smith Trust 5.75%, due 3/15/16	545,000	537,896
Assurant, Inc. 5.625%, due 2/15/14	355,000	346,773
Bank of America Corp. 5.42%, due 3/15/17	400,000	388,914
5.75%, due 8/15/16	480,000	479,034
Bank One Corp. 5.90%, due 11/15/11	2,355,000	2,397,668
Capital One Financial Corp. 6.15%, due 9/1/16	675,000	658,465
Citigroup, Inc. 5.00%, due 9/15/14	1,805,000	1,739,872
ERP Operating L.P. 5.75%, due 6/15/17	500,000	477,780
General Electric Capital Corp. 4.125%, due 9/1/09	1,490,000	1,469,086
HSBC Finance Corp. 5.875%, due 2/1/09	420,000	423,216
6.375%, due 10/15/11	1,505,000	1,554,251
6.75%, due 5/15/11	930,000	969,959
International Lease Finance Corp. 5.625%, due 9/20/13	845,000	837,800
5.75%, due 6/15/11	1,320,000	1,332,107
iStar Financial, Inc. 5.50%, due 6/15/12	990,000	924,091
5.95%, due 10/15/13	105,000	98,543
Jefferies Group, Inc. 7.75%, due 3/15/12	740,000	796,613
John Deere Capital Corp. 5.65%, due 7/25/11	510,000	519,422
Lehman Brothers Holdings, Inc. 6.50%, due 7/19/17	720,000	729,675
MBNA America Bank N.A. 7.125%, due 11/15/12	665,000	715,533
MetLife, Inc. 6.125%, due 12/1/11	1,520,000	1,574,831
Morgan Stanley 4.75%, due 4/1/14	1,100,000	1,033,253
ProLogis 5.50%, due 4/1/12	965,000	954,004
Prudential Financial, Inc. 4.50%, due 7/15/13	690,000	656,703
Realty Income Corp. 5.95%, due 9/15/16	740,000	720,978
Residential Capital LLC 7.375%, due 6/30/10	415,000	344,450
7.50%, due 6/1/12	735,000	595,350
7.50%, due 4/17/13	1,520,000	1,227,400
St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	825,000	846,567
US Bank N.A. 6.375%, due 8/1/11	960,000	999,838
Wells Fargo & Co. 4.75%, due 2/9/15	765,000	726,485
		27,076,557

				Principal
				Amount	Value
	Industrials - 0.3%
	Burlington North Santa Fe Corp. 5.65%, due 5/1/17			520,000	509,441

	Telecommunication Services - 1.1%
	Sprint Nextel Corp. 6.00%, due 12/1/16			1,985,000	1,906,642

	Utilities - 2.6%
	Exelon Corp. 4.90%, due 6/15/15			720,000	670,447
	FirstEnergy Corp. 6.45%, due 11/15/11			1,000,000	1,033,865
	MidAmerican Energy Holdings 5.875%, due 10/1/12			1,055,000	1,071,289
	Nisource Finance Corp. 6.40%, due 3/15/18			1,210,000	1,218,885
	Progress Energy, Inc. 7.75%, due 3/1/31			300,000	345,638
					4,340,124

	Total Corporate Bonds (Cost $46,303,655)				45,545,026

	U.S. Government Securities 54.5%
	U.S. Government Agency Obligations 34.7%
	Federal Home Loan Bank - 2.2% 4.75%, due 12/16/16			800,000	786,106
	5.375%, due 2/28/08			2,890,000	2,889,783
					3,675,889

	Federal Home Loan Mortgage Corporation - 0.9% 5.125%, due 8/14/08			1,610,000	1,616,042

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) - 0.0%		++
	6.00%, due 2/1/11			11,188	11,333

	Federal National Mortgage Association - 17.7% 4.375%, due 3/15/13			350,000	344,891
	4.875%, due 4/10/08			3,045,000	3,045,040
	5.00%, due 5/11/17		(b)	2,085,000	2,086,695
&	5.125%, due 4/15/11		(b)	22,715,000	23,196,558
	6.00%, due 9/1/37			999,900	1,001,395
					29,674,579
	Federal National Mortgage Association (Mortgage Pass-Through Securities) - 13.9%
&	5.50%, due 4/1/37			12,649,997	12,390,644
	6.00%, due 1/1/37			824,918	826,292
	6.00%, due 10/1/37	TBA	(c)	1,250,000	1,251,563
	6.054%, due 10/1/36		(a)	1,681,140	1,701,801
	6.095%, due 10/1/36		(a)	958,409	970,188
	6.18%, due 9/1/36		(a)	2,365,948	2,399,682
	6.50%, due 9/1/33			3,613,136	3,703,562
					23,243,732

			Principal
			Amount	Value
	Total U.S. Government Agency Obligations (Cost $57,629,377)			58,221,575

	U.S. Treasury Obligations 19.8%
	United States Treasury Bond - 4.0%
&	8.125%, due 8/15/19	(b)	5,080,000	6,617,096

	United States Treasury Notes - 15.8%
&	3.50%, due 8/15/09	(b)	16,315,000	16,179,896
&	4.00%, due 8/31/09		5,650,000	5,653,972
	4.25%, due 11/15/13		465,000	463,656
	4.625%, due 7/31/12		1,000,000	1,017,422
&	5.00%, due 7/31/08		3,180,000	3,202,111
				26,517,057
	Total U.S. Treasury Obligations (Cost $32,831,683)			33,134,153

	Total U.S. Government Securities (Cost $90,461,060)			91,355,728

	Collateralized Mortgage Obligations 16.6%
	Federal National Mortgage Association - 0.0%	++
	Series D Class 1 6.00%, due 4/1/09		204	203

	Financials - 16.6%
	Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A4 5.465%, due 4/12/38	(a)	1,475,000	1,484,978
&	Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class A2B 5.248%, due 12/10/46		3,200,000	3,198,791
&	Countrywide Alternative Loan Trust Series 2005-76 Class 2A1 5.983%, due 2/25/36	(a)	3,853,797	3,784,850
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A5 5.224%, due 4/10/37	(a)	1,615,000	1,591,865
	Series 2004-GG1 Class A7 5.317%, due 6/10/36	(a)	2,300,000	2,284,143
	GS Mortgage Securities Corp. Series 2005-GG4 Class A4 4.761%, due 7/10/39		2,578,125	2,459,792
	Series 2004-GG2 Class A6 5.396%, due 8/10/38	(a)	1,675,000	1,667,241
&	LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3 5.43%, due 2/15/40		6,225,000	6,142,166
&	Washington Mutual, Inc. Series 2006-AR7 Class 2A 5.963%, due 7/25/46	(a)	5,251,397	5,158,677
				27,772,503

		Principal
		Amount	Value
Total Collateralized Mortgage Obligations (Cost $28,217,545)			27,772,706

Total Fixed Income Securities (Cost $165,972,466)			165,659,559

		Shares
Short-Term Investments 9.8%
Investment Company - 0.8% Reserve Primary Money Market Fund	(d)	1,416,175	1,416,175

Total Investment Company (Cost $1,416,175)			1,416,175

		Principal
		Amount
Repurchase Agreements - 5.8%
Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $2,150,753 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $2,162,951 and a Market Value of $2,192,873)	(d)	$2,149,794	2,149,794
Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $7,527,666 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $38,296,554 and a Market Value of $7,824,459)	(d)	7,524,280	7,524,280

Total Repurchase Agreements (Cost $9,674,074)			9,674,074

Time Deposits - 3.1%
Dexia Group 4.895%, due 10/2/07	(d)	2,149,794	2,149,794
Societe Generale North America, Inc. 5.12%, due 11/2/07	(d)	859,919	859,919
Swedbank AB 5.31%, due 10/1/07	(d)	2,149,794	2,149,794

Total Time Deposits (Cost $5,159,507)			5,159,507

U.S. Government Agency - 0.1%
Federal National Mortgage Association (Discount Note) 4.395%, due 1/3/08		115,000	113,676

Total U.S. Government Agency (Cost $113,512)			113,676

Total Short-Term Investments (Cost $16,363,268)			16,363,432

Total Investments (Cost $182,335,734)	(e)	108.7%	182,022,991

Liabilities in Excess of Cash and Other Assets		(8.7)	(14,604,058)

Net Assets		100.0%	$167,418,933

&	Among the Fund’s 10 largest holdings, excluding short-term investments. May be subject to change daily.

++	Less than one-tenth of a percent.

+++
All of the Fund’s assets are maintained to cover “senior securities transactions” which may include, but not limited to, forwards, TBA’s, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund’s “senior securities” holdings to ensure proper coverage for these transactions.

(a)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2007.

(b)	Represents a security, or a portion thereof, which is out on loan.

(c)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2007 is $1,251,563.

(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Aggregate cost for federal income tax purposes is $182,391,546 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,126,470
Gross unrealized depreciation	(1,495,025)
Net unrealized depreciation	$(368,555)

PRINCIPAL PRESERVATION FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)

		Principal Amount	Cost
Fixed Income Securities 100.1%
U.S. Government Agency Notes 36.1%
Federal Home Loan Bank - 2.5% 5.375%, due 2/28/08		$5,000,000	$5,000,000

Federal Home Loan Bank (Discount Notes) - 10.4%
4.55%, due 12/19/07		2,000,000	1,980,031
4.65% due 10/17/07		200,000	199,587
4.65%, due 11/14/07		403,000	400,709
4.85%, due 10/3/07		100,000	99,973
4.865%, due 1/23/08		8,050,000	7,925,983
5.03%, due 3/10/08	(a)	10,000,000	9,990,000

			20,596,283

Federal Home Loan Mortgage Corporation (Discount Notes) - 11.9%
4.65%, due 10/29/07		100,000	99,639
4.72%, due 3/3/08		10,000,000	9,798,089
4.75%, due 11/19/07		50,000	49,677
4.751%, due 10/22/07		500,000	498,614
4.789%, due 2/4/08		350,000	344,133
4.80% due 10/29/07		300,000	298,880
4.80%, due 2/19/08		4,600,000	4,513,520
4.97%, due 2/4/08		4,000,000	3,930,420
4.974%, due 11/19/07		4,000,000	3,972,919

			23,505,891

Federal National Mortgage Association (Discount Notes) - 11.3%
4.55%, due 1/3/08		1,235,000	1,220,327
4.60%, due 11/28/07		500,000	496,295
4.65%, due 10/15/07		1,115,000	1,112,984
4.698%, due 10/15/07		315,000	314,425
4.771%, due 11/7/07		5,520,000	5,492,932
4.80%, due 11/7/07		700,000	696,547
5.04%, due 1/11/08		4,545,000	4,480,098
5.135%, due 10/12/07		8,000,000	7,987,447

			21,801,055

Total U.S. Government Agency Notes (Cost $70,903,229)			70,903,229

Certificate of Deposit 4.1%
Royal Bank of Scotland NY 5.074%, due 3/26/08	(a)	8,000,000	8,001,183

Total Certificate of Deposit
(Cost $8,001,183)			8,001,183

	Principal	Amortized
	Amount	Cost
Commercial Paper 35.6%
Abbott Laboratories
5.18%, due 10/3/07	2,000,000	1,999,425
Aegon Funding Corp.
5.30%, due 10/25/07	950,000	946,644
Air Liquide US LLC
4.82%, due 10/29/07	3,500,000	3,486,879
Alcon Capital Corp.
5.20%, due 10/4/07	3,096,000	3,094,658
Apache Corp.
5.50%, due 10/1/07	3,500,000	3,500,000
Bank of America Corp.
5.26%, due 10/2/07	2,480,000	2,479,638
Brown-Forman Beverages, Europe, Ltd.
5.25%, due 10/16/07	420,000	419,081
5.30%, due 10/16/07	2,500,000	2,494,479
Brown-Forman Corp.
4.85%, due 10/24/07	446,000	444,618
Cargill, Inc.
4.80%, due 10/1/07	1,557,000	1,557,000
4.95%, due 10/10/07	2,000,000	1,997,525
Coca-Cola Enterprises, Inc.
5.10%, due 10/1/07	1,170,000	1,170,000
Diageo Capital PLC
5.40%, due 10/25/07	1,499,000	1,493,604
Duke Energy Corp.
5.40%, due 10/9/07	1,000,000	998,800
FPL Group Capital, Inc.
4.82%, due 10/18/07	2,400,000	2,394,537
5.48%, due 10/1/07	1,372,000	1,372,000
General Electric Capital Corp.
4.76%, due 10/16/07	1,200,000	1,197,620
General Mills, Inc. 5.40%, due 10/19/07	1,000,000	997,300
Home Depot, Inc.
5.55%, due 11/1/07	600,000	597,132
L’Oreal USA, Inc.
5.20%, due 10/5/07	1,000,000	999,422
5.25%, due 10/3/07	2,500,000	2,499,271
Massachusetts Mutual Life Insurance Co.
5.10%, due 10/11/07	3,000,000	2,995,750
Pacific Gas & Electric Co.
5.38%, due 10/26/07	1,500,000	1,494,396
PepsiAmericas, Inc.
5.20%, due 10/11/07	274,000	273,604
5.23%, due 10/2/07	1,000,000	999,855
Pitney Bowes, Inc.
5.20%, due 10/1/07	2,500,000	2,500,000
Prudential Financial Corp.
5.25%, due 10/4/07	1,800,000	1,799,213
Prudential Financial, Inc.
5.18%, due 10/5/07	1,200,000	1,199,309
5.20%, due 12/21/07	1,500,000	1,482,450
Schering-Plough Corp.
5.35%, due 10/22/07	1,010,000	1,006,848
Siemens Capital Co. LLC
5.20%, due 11/7/07	2,770,000	2,755,196
Societe Generale North America, Inc.
5.40%, due 11/7/07	4,000,000	3,977,800
5.45%, due 11/6/07	1,000,000	994,550

		Principal	Amortized
		Amount	Cost
Southern Co. Funding Corp.
4.80%, due 10/19/07		3,300,000	3,292,080
Time Warner, Inc.
5.65%, due 10/12/07		466,000	465,196
Torchmark Corp.
5.15%, due 10/12/07		3,500,000	3,494,492
Toyota Motor Credit Corp.
4.80%, due 12/18/07		2,000,000	1,979,200
Walgreen Co.
4.78%, due 10/9/07		1,500,000	1,498,406
Xtra, Inc.
4.90%, due 10/26/07		1,510,000	1,504,862

Total Commercial Paper
(Cost $69,852,840)			69,852,840

Corporate Bonds 24.3%
American Express Bank
5.229%, due 11/21/07	(a)	9,000,000	9,001,225
American General Finance Corp.
5.48%, due 1/18/08	(a)	3,150,000	3,151,174
Bank One N.A.
3.70%, due 1/15/08		500,000	497,971
BellSouth Corp.
5.683%, due 11/15/07	(a)	6,000,000	6,000,561
CIT Group, Inc.
5.734%, due 11/23/07	(a)	1,000,000	1,000,231
Citigroup, Inc.
5.416%, due 11/1/07	(a)	2,000,000	2,000,138
Fleet Financial Group
6.375%, due 5/15/08		4,200,000	4,227,976
General Electric Capital Corp.
5.41%, due 1/15/08	(a)	2,650,000	2,650,670
Gillette Co. (The)
3.50%, due 10/15/07		500,000	499,582
HBOS Treasury Services PLC
5.789%, due 10/6/08	(b)	2,000,000	1,999,832
HSBC Finance Corp.
4.125%, due 3/11/08		4,000,000	3,980,959
IBM Canada Credit Services Co.
3.75%, due 11/30/07	(b)	400,000	398,895
Midamerican Energy Holdings Co.
4.625%, due 10/1/07		320,000	320,009
Morgan Stanley
5.39%, due 4/25/08	(a)	5,000,000	5,001,330
US Bank NA/Cincinnati, OH
5.735%, due 12/5/07	(a)	7,000,000	6,999,869

Total Corporate Bonds
(Cost $47,730,422)			47,730,422

Total Fixed Income Securities
(Cost $196,487,674)	(c)	100.1%	196,487,674

Liabilities in Excess of
Cash and Other Assets		(0.1)	(260,311)

Net Assets		100.0%	$196,227,363

(a)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2007.

(b)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at September 30, 2007 is $2,398,727 which represents 1.2% of the Fund’s net assets.

(c)	At September 30, 2007, cost is identical for book and federal income tax purposes.

McMorgan Funds
Notes to Portfolios of Investments (Unaudited)	September 30, 2007
1. Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the security shall be valued at the mean between the closing bid price and asked price on that exchange. Securities traded over-the-counter are priced at the closing bid price supplied through such system. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Funds’ Board of Trustees.
Rights and warrants are valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded. In some situations, certain markets may be closed at the time at which a security must be valued. In these situations, a pricing service provides “snapshot” prices of such securities. All securities held in the portfolio of the Principal Preservation Fund and all debt securities with maturities of 60 days or less held by the other Funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value as determined in good faith by the Funds’ Board of Trustees. Such fair valuation is determined by taking into account relevant factors and surrounding circumstances.

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

McMorgan Funds

By:	/s/ Mark R. Taylor

Mark R. Taylor
President and Principal Executive Officer

Date:	November 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Taylor

Mark R. Taylor
President and Principal Executive Officer

Date:	November 27, 2007

By:	/s/ Jack R. Benintende

Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	November 27, 2007

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